UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06520
AMG Funds I
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
September 30
Date of reporting period:
October 01, 2024 - September 30, 2025
(Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG Boston Common Global Impact Fund
Class I/BRWIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$96	0.93%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 6.56% during the fiscal year ended September 30, 2025, led by strength in the communication services and information technology sectors.
•    During the period, durable corporate earnings, moderating inflation, and expansionary fiscal policy in Europe and Japan helped offset U.S. trade tensions and geopolitical uncertainty. A weakening of the U.S. Dollar also helped to lift non-U.S. equity returns.
Relative Performance
•    The Fund underperformed the MSCI ACWI Index, which returned 17.27% for the period.
•    The Fund was underweight to the “Magnificent 7” (specifically Amazon and Tesla), which was a detractor to relative performance during the year. The Fund added exposure to other Magnificent 7 names during the year, including NVIDIA, Alphabet, Microsoft and Apple, which did help to partially mitigate the extent of the performance drag from lack of exposure to these names compared to last year.
•    Stock selection in the financial and consumer sectors (Bank Rakyat, PayPal) detracted from performance, as food and personal care holdings (Kerry Group, Colgate, Sprouts) lagged amid softer demand. Stock selection in the health and wellness sectors (Novo Nordisk, DSM-Firmenich) also detracted from performance due to product-pipeline disappointments.
•    Electrification and data-infrastructure beneficiaries (Vertiv, Prysmian, HD Hyundai Electric) delivered strong gains relative to the benchmark as grid and data-center demand accelerated. The Fund benefited from strong stock selection among its semiconductor holdings (notably Broadcom, SK Hynix, Taiwan Semiconductor), as they rebounded on sustained artificial intelligence (AI)-driven capital spending.
•    Regionally, select Emerging Market holdings (BYD, Alpha Bank) added value on company-specific strength. Japanese positions, including ORIX and Sony, contributed to relative performance as these companies benefited from continued corporate governance reforms.
•    The Fund’s fossil-fuel-free approach helped performance relative to the benchmark.
Performance and Positioning
•   Over the period, we continued to shift the Fund’s portfolio from a purely solutions-oriented stance toward a more benchmark-aware posture, selectively adding larger-cap AI-ecosystem names while preserving our impact discipline.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2025. It also shows the average total returns of a broad based index over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	6.56%	6.58%	9.62%
MSCI ACWI Index	17.27%	13.54%	11.91%
As of March 19, 2021, the Fund's Subadviser was changed to Boston Common Asset Management, LLC. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$549,365,428
Total number of portfolio holdings	76
Net advisory fees paid	$3,774,611
Portfolio turnover rate as of the end of the reporting period	61%
Graphical Representation of Holdings (as of September 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
NVIDIA Corp. (United States)	5.2%
Microsoft Corp. (United States)	4.4%
Alphabet, Inc., Class A (United States)	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	3.6%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.9%
Broadcom, Inc. (United States)	2.6%
CRH PLC (United States)	2.2%
Visa, Inc., Class A (United States)	2.1%
Schneider Electric SE (France)	2.0%
Top Ten as a Group	32.1%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR007A
AMG Systematica Managed Futures Strategy Fund
Class N/SMFNX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$114	1.16%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class N	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR066A
AMG Systematica Managed Futures Strategy Fund
Class I/SMFIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$114	1.16%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class I	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR065A
AMG Systematica Managed Futures Strategy Fund
Class Z/SMFZX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$114	1.16%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class Z	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR067A
AMG Systematica Trend-Enhanced Markets Fund
Class N/STMBX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$59	1.10%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class N	14.20%
S&P 500® Index	19.96%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR100A
AMG Systematica Trend-Enhanced Markets Fund
Class I/STMIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$59	1.10%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class I	14.20%
S&P 500® Index	19.96%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR099A
AMG Systematica Trend-Enhanced Markets Fund
Class Z/STMZX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$59	1.10%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class Z	14.20%
S&P 500® Index	19.96%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR098A

AMG Veritas Global Real Return Fund
Class I/BLUEX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$117	1.16%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares advanced 1.73% for the fiscal year ended September 30, 2025, driven mainly by the contribution from the Fund’s allocation to long equities, while the Fund’s short position in index futures, which are intended to hedge equity market risk, detracted from performance.
Relative Performance
•    The Fund underperformed the Bloomberg U.S. Treasury Inflation-Linked Bond Index, which returned 3.79% for the period.
Top Contributors and Detractors
•    The Fund’s holdings in the industrials and consumer discretionary sectors were top contributors to performance, with Airbus SE, the French plane maker, and Safran S.A., the globally dominant aircraft engine manufacturer, contributing most. Within the consumer discretionary sector, Amazon.com, Inc. and the luxury goods firm Richemont, stood out.
•    The Fund’s underweight to the information technology sector detracted from relative performance, along with the Fund’s holdings in the U.S. health care sector (Inco, Elevance Health, Inc., and Thermo Fisher Scientific, Inc.) and to a lesser extent the consumer staples sector (Diageo PLC), which detracted most from absolute returns.
Positioning Update
•    The market continued to be led by a narrow cohort of companies within the IT sector focused on artificial intelligence (AI).  Veritas has found compelling opportunities in companies that are leveraging AI to enhance existing, well-established products and services, which may be outside the technology sector.
•    We believe these firms often present more attractive  valuations and lower risks compared to those committing huge capital expenditures (CapEx) in developing AI infrastructure. We are particularly focused on companies with proprietary data and software vendors that manage mission-critical systems of record—databases essential to business operations, such as transaction ledgers, airline booking systems, and product design databases.
•    Over the last year the Fund has exited some successful investments such as AENA and ADP while initiating positions in ASML Holding N.V. (the global leader in extreme ultraviolet [EUV] machines used to manufacture semiconductors), London Stock Exchange (trading platform and data provider) and Water Corporation (manufacturer of mass spectrometry machines used in blood analysis).
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	1.73%	5.38%	10.74%
MSCI World Index	17.25%	14.41%	12.43%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	3.79%	1.42%	3.01%
As of March 19, 2021, the Fund's subadviser was changed to Veritas Asset Management LLP. Prior to March 19, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 19, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
“Bloomberg®” and Bloomberg U.S. Treasury Inflation-Linked Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the AMG Veritas Global Real Return Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the AMG Veritas Global Real Return Fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$99,480,460
Total number of portfolio holdings	34
Net advisory fees paid	$796,973
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings (as of September 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	6.6%
Amazon.com, Inc. (United States)	5.8%
Airbus SE (France)	5.6%
Unilever PLC (United Kingdom)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Vinci, S.A. (France)	4.9%
Safran, S.A. (France)	4.8%
Amadeus IT Group, S.A. (Spain)	4.1%
Aon PLC, Class A (United Kingdom)	4.1%
Canadian Pacific Kansas City, Ltd. (Canada)	4.0%
Top Ten as a Group	49.9%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
093025            TSR089A

(b) Not applicable.

Item 2. CODE OF ETHICS

Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (c) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of Item 2 of Form N-CSR. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has determined that independent Trustee Mr. Kurt Keilhacker qualifies as the Audit Committee Financial Expert. Mr. Keilhacker is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2025	Fiscal 2024
AMG Boston Common Global Impact Fund	$34,849	$33,888
AMG Veritas Global Real Return Fund	$29,881	$29,873
AMG Systematica Managed Futures Strategy Fund	$48,132	$47,072
AMG Systematica Trend-Enhanced Markets Fund	$46,713	$0

(b) Audit-Related Fees

There were no fees billed by PwC to the Funds in their two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to a Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to a Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c) Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2025	Fiscal 2024
AMG Boston Common Global Impact Fund	$8,750	$8,535
AMG Veritas Global Real Return Fund	$8,750	$8,535
AMG Systematica Managed Futures Strategy Fund	$10,875	$7,870
AMG Systematica Trend-Enhanced Markets Fund	$8,155	$0

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2025 and $0 for fiscal 2024, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2025 and 2024 for non-audit services rendered to the Funds and Fund Service Providers were $76,530 and $64,940, respectively. For the fiscal year ended September 30, 2025, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended September 30, 2024, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

(i) Not applicable.

(j) Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS

AMG Funds

September 30, 2025

AMG Boston Common Global Impact Fund
Class I: BRWIX

wealth.amg.com	093025	AR074

AMG Funds Annual Financial Statements — September 30, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal years

Financial Highlights	8
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	15

OTHER INFORMATION	16

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments September 30, 2025

	Shares	Value

Common Stocks - 99.0%

Communication Services - 10.1%

Alphabet, Inc., Class A (United States)	91,536	$22,252,402

Deutsche Telekom AG (Germany)	271,500	9,249,861

Netflix, Inc. (United States)*	13,085	15,687,868

Singapore Telecommunications, Ltd. (Singapore)	2,632,600	8,416,601

Total Communication Services		55,606,732

Consumer Discretionary - 5.7%

Booking Holdings, Inc. (United States)	1,055	5,696,230

BYD Co., Ltd., Class H (China)	529,770	7,488,128

Naspers, Ltd., Class N (South Africa)	20,860	7,579,933

Sony Group Corp. (Japan)	168,200	4,835,195

TopBuild Corp. (United States)*	13,930	5,444,680

Total Consumer Discretionary		31,044,166

Consumer Staples - 3.6%

Ajinomoto Co., Inc. (Japan)	135,800	3,893,279

Colgate-Palmolive Co. (United States)	71,075	5,681,736

Sprouts Farmers Market, Inc. (United States)*	40,848	4,444,262

Unilever PLC (United Kingdom)	97,700	5,803,032

Total Consumer Staples		19,822,309

Financials - 17.0%

Alpha Bank, S.A. (Greece)	1,884,160	8,013,429

Chubb, Ltd. (Switzerland)	31,520	8,896,520

HA Sustainable Infrastructure Capital, Inc. (United States)[1]	187,056	5,742,619

Hannover Rueck SE (Germany)	19,893	6,002,888

HDFC Bank, Ltd., ADR (India)	187,334	6,399,330

Intesa Sanpaolo S.p.A. (Italy)	1,361,405	9,011,380

Mitsubishi UFJ Financial Group, Inc. (Japan)	501,800	8,094,726

Morgan Stanley (United States)	52,095	8,281,021

ORIX Corp. (Japan)	352,650	9,255,648

Oversea-Chinese Banking Corp., Ltd. (Singapore)	408,400	5,206,943

Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	6,932,348

Sony Financial Group, Inc. (Japan)*	168,200	186,529

Visa, Inc., Class A (United States)	33,975	11,598,386

Total Financials		93,621,767

Health Care - 9.7%

Danaher Corp. (United States)	31,974	6,339,165

Edwards Lifesciences Corp. (United States)*	69,993	5,443,356

Eli Lilly & Co. (United States)	9,795	7,473,585

Gilead Sciences, Inc. (United States)	55,090	6,114,990

Merck & Co., Inc. (United States)	87,450	7,339,678

Quest Diagnostics, Inc. (United States)	22,125	4,216,582

	Shares	Value

Roche Holding AG (Switzerland)	32,395	$10,787,003

Vertex Pharmaceuticals, Inc. (United States)*	14,039	5,498,234

Total Health Care		53,212,593

Industrials - 16.4%

Ashtead Group PLC (United Kingdom)	60,400	4,050,509

HD Hyundai Electric Co., Ltd. (South Korea)	16,565	6,889,999

Hubbell, Inc. (United States)	12,690	5,460,634

Kurita Water Industries, Ltd. (Japan)	134,400	4,576,078

Mitsubishi Electric Corp. (Japan)	314,200	8,069,831

Prysmian S.p.A. (Italy)	110,118	10,959,107

RELX PLC (United Kingdom)	146,027	6,977,001

Schneider Electric SE (France)	38,955	10,964,746

Siemens AG (Germany)	32,090	8,663,595

Vertiv Holdings Co., Class A (United States)	58,854	8,878,714

Westinghouse Air Brake Technologies Corp. (United States)	30,389	6,092,083

Xylem, Inc. (United States)	56,804	8,378,590

Total Industrials		89,960,887

Information Technology - 26.0%

Accton Technology Corp. (Taiwan)	110,000	3,803,933

Apple, Inc. (United States)	65,510	16,680,811

ASM International, N.V. (Netherlands)	12,955	7,813,805

Broadcom, Inc. (United States)	42,375	13,979,936

First Solar, Inc. (United States)*	23,728	5,232,736

Intuit, Inc. (United States)	11,790	8,051,509

Microsoft Corp. (United States)	46,960	24,322,932

NVIDIA Corp. (United States)	153,135	28,571,929

Salesforce, Inc. (United States)	28,357	6,720,609

SK Hynix, Inc. (South Korea)	31,925	7,914,143

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,332	19,922,314

Total Information Technology		143,014,657

Materials - 5.2%

CRH PLC (United States)	102,756	12,320,445

Ecolab, Inc. (United States)	22,860	6,260,440

Smurfit WestRock PLC (Ireland)	122,720	5,224,190

Steel Dynamics, Inc. (United States)	33,445	4,663,236

Total Materials		28,468,311

Real Estate - 1.7%

CBRE Group, Inc., Class A (United States)*	27,390	4,315,569

Weyerhaeuser Co., REIT (United States)	197,928	4,906,635

Total Real Estate		9,222,204

Utilities - 3.6%

American Water Works Co., Inc. (United States)	43,250	6,019,968

The accompanying notes are an integral part of these financial statements.

2

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 3.6% (continued)

SSE PLC (United Kingdom)[1]	274,730	$6,443,986

Veolia Environnement, S.A. (France)	214,935	7,329,713

Total Utilities		19,793,667

Total Common Stocks
(Cost $446,886,113)		543,767,293
	Principal Amount

Short-Term Investments - 1.9%

Joint Repurchase Agreements - 0.9%[2]

Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,178,211 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $1,201,649)	$1,178,073	1,178,073

HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $47,676 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $48,623)	47,670	47,670

HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.220% total to be received $1,178,211 (collateralized by various U.S. Government Agency Obligations, 1.923% - 6.500%, 08/01/32 - 06/01/64, totaling $1,201,634)	1,178,073	1,178,073

JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $89,819 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $91,605)	89,809	89,809

Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $124,181 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $126,650)	124,167	124,167

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $39,970 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $40,764)	$39,965	$39,965

State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $1,190,747 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,212,189)	1,190,605	1,190,605

TD Securities LLC, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,164,990 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 08/01/42 - 09/01/55, totaling $1,188,151)	1,164,854	1,164,854

Total Joint Repurchase Agreements		5,013,216
	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[3]	2,104,091	2,104,091

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[3]	3,156,136	3,156,136

Total Other Investment Companies		5,260,227

Total Short-Term Investments
(Cost $10,273,443)		10,273,443

Total Investments - 100.9%
(Cost $457,159,556)		554,040,736

Other Assets, less Liabilities - (0.9)%		(4,675,308)

Net Assets - 100.0%		$549,365,428

*	Non-income producing security.

[1]

Some of these securities, amounting to $10,518,157 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$123,482,776	$19,531,881	—	$143,014,657

Financials	41,104,405	52,517,362	—	93,621,767

Industrials	28,810,021	61,150,866	—	89,960,887

Communication Services	37,940,270	17,666,462	—	55,606,732

Health Care	42,425,590	10,787,003	—	53,212,593

Consumer Discretionary	11,140,910	19,903,256	—	31,044,166

Materials	28,468,311	—	—	28,468,311

Consumer Staples	10,125,998	9,696,311	—	19,822,309

Utilities	6,019,968	13,773,699	—	19,793,667

Real Estate	9,222,204	—	—	9,222,204

Short-Term Investments

Joint Repurchase Agreements	—	5,013,216	—	5,013,216

Other Investment Companies	5,260,227	—	—	5,260,227

Total Investments in Securities	$344,000,680	$210,040,056	—	$554,040,736

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended September 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities September 30, 2025

AMG Boston Common Global Impact Fund

Assets:

Investments at value[1] (including securities on loan valued at $10,518,157)	$554,040,736

Cash	217

Dividend and interest receivables	1,066,541

Securities lending income receivable	2,287

Prepaid expenses and other assets	15,306

Total assets	555,125,087

Liabilities:

Payable upon return of securities loaned	5,013,216

Payable for Fund shares repurchased	222,085

Accrued expenses:

Investment advisory and management fees	331,950

Administrative fees	66,840

Other	125,568

Total liabilities	5,759,659

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$549,365,428

[1] Investments at cost	$457,159,556

Net Assets Represent:

Paid-in capital	$536,565,475

Total distributable earnings	12,799,953

Net Assets	$549,365,428

Class I:

Net Assets	$549,365,428

Shares outstanding	12,449,616

Net asset value, offering and redemption price per share	$44.13

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations For the fiscal year ended September 30, 2025

AMG Boston Common Global Impact Fund

Investment Income:

Dividend income	$8,029,778

Securities lending income	28,970

Foreign withholding tax	(541,821)

Total investment income	7,516,927

Expenses:

Investment advisory and management fees	3,868,128

Administrative fees	794,821

Custodian fees	78,527

Professional fees	75,803

Transfer agent fees	63,413

Trustee fees and expenses	45,089

Reports to shareholders	41,447

Registration fees	31,923

Interest expense	1,158

Miscellaneous	22,254

Total expenses before offsets	5,022,563

Expense reimbursements	(93,517)

Total expenses	4,929,046

Net investment income	2,587,881

Net Realized and Unrealized Gain:

Net realized gain on investments	14,880,173

Net realized loss on foreign currency transactions	(106,173)

Net change in unrealized appreciation/depreciation on investments	13,767,632

Net change in unrealized appreciation/depreciation on foreign currency translations	6,600

Net realized and unrealized gain	28,548,232

Net increase in net assets resulting from operations	$31,136,113

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the fiscal years ended September 30,

	AMG Boston Common Global Impact Fund

	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$2,587,881	$2,620,368

Net realized gain (loss) on investments	14,774,000	(28,490,230)

Net change in unrealized appreciation/depreciation on investments	13,774,232	152,965,636

Net increase in net assets resulting from operations	31,136,113	127,095,774

Distributions to Shareholders:

Class I	(6,153,567)	(3,726,011)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(64,423,462)	(73,554,780)

Total increase (decrease) in net assets	(39,440,916)	49,814,983

Net Assets:

Beginning of year	588,806,344	538,991,361

End of year	$549,365,428	$588,806,344

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Boston Common Global Impact Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended September 30,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$41.87	$33.65	$30.31	$43.52	$56.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.20	0.17	0.17	0.28 [3]	0.02

Net realized and unrealized gain (loss) on investments	2.51	8.29	3.33	(13.19)	15.47

Total income (loss) from investment operations	2.71	8.46	3.50	(12.91)	15.49

Less Distributions to Shareholders from:

Net investment income	(0.45)	(0.24)	(0.16)	(0.10)	—

Net realized gain on investments	—	—	—	(0.20)	(28.93)

Total distributions to shareholders	(0.45)	(0.24)	(0.16)	(0.30)	(28.93)

Net Asset Value, End of Year	$44.13	$41.87	$33.65	$30.31	$43.52

Total Return[2,4]	6.56%	25.26%	11.54%	(29.90)%	31.75%

Ratio of net expenses to average net assets	0.93%[5]	0.93%[5]	0.93%	0.93%	1.03%

Ratio of gross expenses to average net assets[6]	0.95%	0.95%	0.95%	0.95%	1.03%

Ratio of net investment income to average net assets[2]	0.49%	0.46%	0.47%	0.72%	0.04%

Portfolio turnover	61%	37%	25%	25%	202%

Net assets end of year (000’s) omitted	$549,365	$588,806	$538,991	$542,323	$904,295

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements September 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Boston Common Global Impact Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

9

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to mark to market on passive foreign investment companies, corporate return of capital distributions, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income *	$6,153,567	$3,726,011

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of September 30, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$84,501,374

Undistributed ordinary income	4,224,729

At September 30, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$460,985,005	$120,868,520	$(27,812,789)	$93,055,731

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of September 30, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$16,586,177	$67,915,197	$84,501,374

For the fiscal year ended September 30, 2025, the Fund utilized capital loss carryovers of $13,633,566.

10

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended September 30, 2025 and September 30, 2024, the capital stock transactions by class for the Fund were as follows:

	September 30, 2025		September 30, 2024

	Shares	Amount	Shares	Amount

Class I:

Shares sold	41,712	$1,626,680	28,921	$1,069,375

Shares issued in reinvestment of distributions	141,705	5,692,300	92,716	3,429,571

Shares redeemed	(1,795,549)	(71,742,442)	(2,075,256)	(78,053,726)

Net decrease	(1,612,132)	$(64,423,462)	(1,953,619)	$(73,554,780)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At September 30, 2025, the market value of Repurchase Agreements outstanding was $5,013,216.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Boston Common Asset Management, LLC (“Boston Common”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG owns a minority equity interest in Boston Common.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended September 30, 2025, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. The fee paid to Boston Common for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

11

Notes to Financial Statements (continued)

recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended September 30, 2025, the Investment Manager reimbursed the Fund $93,517, and did not recoup any previously reimbursed expenses. At September 30, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$92,433

1-2 years	122,965

2-3 years	93,517

Total	$308,915

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At September 30, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the fiscal year ended September 30, 2025.

The Fund utilized the interfund lending program during the fiscal year ended September 30, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,621,144	5	$1,158	5.213%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended September 30, 2025, were $323,074,167 and $391,963,075, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended September 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

12

Notes to Financial Statements (continued)

The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$10,518,157	$5,013,216	$5,949,606	$10,962,822

The following table summarizes the securities received as collateral for securities lending at September 30, 2025:

Collateral Type	Coupon Range		Maturity Date Range

U.S. Treasury Obligations	0.000	%-5.000%	10/15/25-11/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Boston Common’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

ESG Investing Risk: Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Boston Common or any judgment exercised by Boston Common will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Boston Common’s assessment of a company’s ESG practices may change over time. Boston Common’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may

13

Notes to Financial Statements (continued)

be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of September 30, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Daiwa Capital Markets America	$1,178,073	—	$1,178,073	$1,178,073	—

HSBC Securities USA, Inc.	47,670	—	47,670	47,670	—

HSBC Securities USA, Inc.	1,178,073	—	1,178,073	1,178,073	—

JPMorgan Securities LLC	89,809	—	89,809	89,809	—

Natwest Markets Securities, Inc.	124,167	—	124,167	124,167	—

RBC Dominion Securities, Inc.	39,965	—	39,965	39,965	—

State of Wisconsin Investment Board	1,190,605	—	1,190,605	1,190,605	—

TD Securities LLC	1,164,854	—	1,164,854	1,164,854	—

Total	$5,013,216	—	$5,013,216	$5,013,216	—

9. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and Shareholders of AMG Boston Common Global Impact Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Boston Common Global Impact Fund (one of the funds constituting AMG Funds I, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

15

Other Information (unaudited)

TAX INFORMATION

AMG Boston Common Global Impact Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Boston Common Global Impact Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended September 30, 2025, was $45,089, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended September 30, 2025.

16

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Boston Common Global Impact Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Boston Common Global Impact Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Boston Common Asset Management, LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI ACWI Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The

Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2025, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through February 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

   * * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval	of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and	separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Boston Common Asset Management, LLC

200 State Street

7th Floor

Boston, MA 02109

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	093025	AR074

ANNUAL FINANCIAL STATEMENTS

AMG Funds

September 30, 2025

AMG Veritas Global Real Return Fund

Class I: BLUEX

wealth.amg.com	093025	AR073

AMG Funds Annual Financial Statements — September 30, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal years

Financial Highlights	8
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	16

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments September 30, 2025

	Shares	Value

Common Stocks - 90.3%

Communication Services - 5.2%

Alphabet, Inc., Class A (United States)	11,804	$2,869,553

Charter Communications, Inc., Class A (United States)*,1	8,498	2,337,842

Total Communication Services		5,207,395

Consumer Discretionary - 10.2%

Amadeus IT Group, S.A. (Spain)	51,505	4,094,120

Amazon.com, Inc. (United States)*	26,070	5,724,190

Compass Group PLC (United Kingdom)	2,497	85,112

Hilton Worldwide Holdings, Inc. (United States)	231	59,931

Hyatt Hotels Corp., Class A (United States)[1]	1,350	191,605

Total Consumer Discretionary		10,154,958

Consumer Staples - 9.0%

Diageo PLC (United Kingdom)	166,665	3,987,908

Unilever PLC (United Kingdom)	84,254	5,004,387

Total Consumer Staples		8,992,295

Financials - 12.0%

Aon PLC, Class A (United Kingdom)	11,427	4,074,640

The Charles Schwab Corp. (United States)	10,609	1,012,841

Intercontinental Exchange, Inc. (United States)	11,397	1,920,167

London Stock Exchange Group PLC (United Kingdom)	24,561	2,816,732

Mastercard, Inc., Class A (United States)	3,619	2,058,523

Total Financials		11,882,903

Health Care - 19.1%

Becton Dickinson & Co. (United States)	20,344	3,807,787

Bio-Rad Laboratories, Inc., Class A (United States)*	6,096	1,709,257

Elevance Health, Inc. (United States)	5,907	1,908,670

Thermo Fisher Scientific, Inc. (United States)*	6,867	3,330,632

UnitedHealth Group, Inc. (United States)	14,426	4,981,298

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,469,588 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value

Waters Corp. (United States)*	4,123	$1,236,117

Zoetis, Inc. (United States)	13,617	1,992,439

Total Health Care		18,966,200

Industrials - 20.1%

Airbus SE (France)	23,999	5,604,390

Canadian Pacific Kansas City, Ltd. (Canada)	53,623	3,994,378

Safran, S.A. (France)	13,355	4,739,276

Siemens AG (Germany)	2,822	761,878

Vinci, S.A. (France)	35,102	4,878,194

Total Industrials		19,978,116

Information Technology - 14.7%

ASML Holding, N.V. (Netherlands)	1,537	1,498,862

Dassault Systemes SE (France)	82,795	2,785,308

Microsoft Corp. (United States)	12,567	6,509,078

Salesforce, Inc. (United States)	16,095	3,814,515

Total Information Technology		14,607,763

Total Common Stocks (Cost $80,863,926)		89,789,630

Short-Term Investments - 7.7%

Other Investment Companies - 7.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[2]	3,067,335	3,067,335

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[2]	4,601,002	4,601,002

Total Short-Term Investments (Cost $7,668,337)		7,668,337

Total Investments - 98.0% (Cost $88,532,263)		97,457,967

Derivatives - (0.4)%[3]		(437,286)

Other Assets, less Liabilities - 2.4%		2,459,779

Net Assets - 100.0%		$99,480,460

[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	135	Short	12/19/25	$(8,782,305)	$(201,955)

S&P 500 E-Mini Index	USD	79	Short	12/19/25	(26,618,062)	(235,331)

					Total	$(437,286)

CURRENCY ABBREVIATIONS:

EUR	Euro Dollar

USD	U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$3,994,378	$15,983,738	–	$19,978,116

Health Care	18,966,200	–	–	18,966,200

Information Technology	10,323,593	4,284,170	–	14,607,763

Financials	9,066,171	2,816,732	–	11,882,903

Consumer Discretionary	5,975,726	4,179,232	–	10,154,958

Consumer Staples	–	8,992,295	–	8,992,295

Communication Services	5,207,395	–	–	5,207,395

Short-Term Investments

Other Investment Companies	7,668,337	–	–	7,668,337

Total Investments in Securities	$61,201,800	$36,256,167	–	$97,457,967

Financial Derivative Instruments - Liabilities

Equity Futures Contracts	$(437,286)	–	–	$(437,286)

Total Financial Derivative Instruments	$(437,286)	–	–	$(437,286)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended September 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at September 30, 2025:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments by risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity	–	–	Unrealized depreciation on futures contracts[1]	$437,286

For the fiscal year ended September 30, 2025, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments by risk	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity	Net realized loss on futures contracts	$(4,431,629)	Net change in unrealized appreciation/ depreciation on futures contracts	$513,463

[1]	The Fund had cash deposits with the futures broker of $2,530,722.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities September 30, 2025

AMG Veritas Global Real Return Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,469,588)	$97,457,967

Cash deposits for futures contracts	2,530,722

Receivable for investments sold	271

Dividend and interest receivables	116,798

Securities lending income receivable	484

Receivable for Fund shares sold	25

Receivable from affiliate	61

Prepaid expenses and other assets	11,721

Total assets	100,118,049

Liabilities:

Payable for investments purchased	34,783

Payable for Fund shares repurchased	15

Unrealized depreciation on futures contracts	437,286

Accrued expenses:

Investment advisory and management fees	72,199

Administrative fees	12,307

Shareholder service fees	4,184

Other	76,815

Total liabilities	637,589

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$99,480,460

[1] Investments at cost	$88,532,263

Net Assets Represent:

Paid-in capital	$95,735,678

Total distributable earnings	3,744,782

Net Assets	$99,480,460

Class I:

Net Assets	$99,480,460

Shares outstanding	2,476,793

Net asset value, offering and redemption price per share	$40.17

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations For the fiscal year ended September 30, 2025

AMG Veritas Global Real Return Fund

Investment Income:

Dividend income	$1,634,695

Interest income	880

Securities lending income	3,285

Foreign withholding tax	(130,432)

Total investment income	1,508,428

Expenses:

Investment advisory and management fees	878,271

Administrative fees	149,705

Shareholder servicing fees - Class I	50,900

Custodian fees	60,537

Professional fees	45,474

Registration fees	24,419

Reports to shareholders	9,099

Trustee fees and expenses	8,425

Transfer agent fees	8,210

Miscellaneous	4,977

Total expenses before offsets	1,240,017

Expense reimbursements	(81,298)

Total expenses	1,158,719

Net investment income	349,709

Net Realized and Unrealized Gain:

Net realized gain on investments	9,636,175

Net realized loss on futures contracts	(4,431,629)

Net realized loss on foreign currency transactions	(49,517)

Net change in unrealized appreciation/depreciation on investments	(4,317,977)

Net change in unrealized appreciation/depreciation on futures contracts	513,463

Net change in unrealized appreciation/depreciation on foreign currency translations	4,138

Net realized and unrealized gain	1,354,653

Net increase in net assets resulting from operations	$1,704,362

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the fiscal years ended September 30,

	AMG Veritas Global Real Return Fund

	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$349,709	$300,645

Net realized gain on investments	5,155,029	3,071,067

Net change in unrealized appreciation/depreciation on investments	(3,800,376)	13,351,673

Net increase in net assets resulting from operations	1,704,362	16,723,385

Distributions to Shareholders:

Class I	(279,223)	(33,698)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(6,673,481)	(21,563,228)

Total decrease in net assets	(5,248,342)	(4,873,541)

Net Assets:

Beginning of year	104,728,802	109,602,343

End of year	$99,480,460	$104,728,802

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Global Real Return Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended September 30,
Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$39.60	$33.99	$34.19	$41.54	$55.88

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.14	0.10	0.03	(0.07)	(0.20)

Net realized and unrealized gain (loss) on investments	0.54	5.52	3.51	(7.28)	9.99

Total income (loss) from investment operations	0.68	5.62	3.54	(7.35)	9.79

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.01)	(0.60)	—	—

Net realized gain on investments	—	—	(3.14)	—	(24.01)

Paid in capital	—	—	—	—	(0.12)

Total distributions to shareholders	(0.11)	(0.01)	(3.74)	—	(24.13)

Net Asset Value, End of Year	$40.17	$39.60	$33.99	$34.19	$41.54

Total Return[2,3]	1.73%	16.54%	11.19%	(17.69)%	19.79%[4]

Ratio of expenses to average net assets	1.16%	1.16%[5]	1.16%[5]	1.15%	1.15%

Ratio of gross expenses to average net assets[6]	1.24%	1.24%	1.22%	1.18%	1.16%

Ratio of net investment income (loss) to average net assets[2]	0.35%	0.27%	0.09%	(0.17)%	(0.42)%

Portfolio turnover	30%	33%	34%	22%	235%

Net assets end of year (000’s) omitted	$99,480	$104,729	$109,602	$111,677	$164,206

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been 19.18%.

[5]

Includes interest expense totaling less than 0.01% for the fiscal year ended September 30, 2024 and 0.01% for the fiscal year ended September 30, 2023 related to participation in the interfund lending program.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements September 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Global Real Return Fund (the “Fund”).

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the

Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

9

Notes to Financial Statements (continued)

securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and mark to market of open futures contracts.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income *	$279,223	$33,698
*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of September 30, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$5,367,958

Undistributed ordinary income	300,148

At September 30, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$88,650,436	$8,925,704	$(118,173)	$8,807,531

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of September 30, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$5,367,958	—	$5,367,958

For the fiscal year ended September 30, 2025, the Fund utilized capital loss carryovers of $5,670,234.

10

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended September 30, 2025 and September 30, 2024, the capital stock transactions by class for the Fund were as follows:

	September 30, 2025		September 30, 2024

	Shares	Amount	Shares	Amount

Class I:

Shares sold	190,771	$7,546,612	117,961	$4,236,645

Shares issued in reinvestment of distributions	6,874	269,449	903	32,114

Shares redeemed	(365,847)	(14,489,542)	(697,991)	(25,831,987)

Net decrease	(168,202)	$(6,673,481)	(579,127)	$(21,563,228)

At September 30, 2025, certain unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Fund as follows: One owns 6%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At September 30, 2025, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended September 30, 2025, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund. The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in

11

Notes to Financial Statements (continued)

effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended September 30, 2025, the Investment Manager reimbursed the Fund $81,298, and did not recoup any previously reimbursed expenses. At September 30, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$67,562

1-2 years	89,498

2-3 years	81,298

Total	$238,358

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended September 30, 2025, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class I	0.15%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At September 30, 2025, the Fund had no interfund loans outstanding. The Fund did not borrow during the fiscal year ended September 30, 2025.

The Fund utilized the interfund lending program during the fiscal year ended September 30, 2025 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$1,484,056	4	$880	5.412%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended September 30, 2025, were $27,965,061 and $45,236,652, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended September 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral

12

Notes to Financial Statements (continued)

to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,469,588	—	$2,531,638	$2,531,638

The following table summarizes the securities received as collateral for securities lending at September 30, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-5.000%	10/15/25-11/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund qualifies as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

13

Notes to Financial Statements (continued)

Leverage Risk: Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

High Cash Balance Risk: When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended September 30, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts

Average number of contracts sold	280

Average notional value of contracts sold	$37,026,905

9. FUTURES CONTRACTS

The Fund generally expects to take short positions in index futures as an alternative to selling short individual stocks in order to adjust the Fund’s exposure to a particular market and seek to preserve capital.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. The Fund pays or receives variation margin periodically. As of September 30, 2025, the Fund had total equity in the futures account of $2,093,436 which consists of cash deposited with the futures broker of $2,530,722 and unrealized depreciation on open futures contracts of $437,286.

Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as net change in unrealized appreciation / (depreciation) on futures contracts until the contracts are closed, when they are recorded as net realized gain / (loss) on futures contracts.

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4 and for futures transactions, see Note 9. At September 30, 2025, the Fund had no Repurchase Agreements outstanding.

14

Notes to Financial Statements (continued)

11. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

12. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and Shareholders of AMG Veritas Global Real Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Veritas Global Real Return Fund (one of the funds constituting AMG Funds I, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

16

Other Information (unaudited)

TAX INFORMATION

AMG Veritas Global Real Return Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Veritas Global Real Return Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended September 30, 2025, was $8,425, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended September 30, 2025.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Veritas Global Real Return Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Veritas Global Real Return Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Veritas Asset Management LLP, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was at, below, above, and above, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Treasury Inflation-Linked Bond Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Fund Benchmark and the Fund’s longer-term outperformance relative to its Peer Group and the Fund Benchmark, and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy.It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the

Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2025, were rated in the Below Average and Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through February 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval	of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and	separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal

Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	093025	AR073

ANNUAL FINANCIAL STATEMENTS

AMG Funds

September 30, 2025

AMG Systematica Managed Futures Strategy Fund

Class N: SMFNX	Class I: SMFIX	Class Z: SMFZX

AMG Systematica Trend-Enhanced Markets Fund

Class N: STMBX	Class I: STMIX	Class Z: STMZX

wealth.amg.com	093025	AR092

AMG Funds Annual Financial Statements — September 30, 2025

TABLE OF CONTENTS	PAGE

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Portfolio Investments

AMG Systematica Managed Futures Strategy Fund	2

AMG Systematica Trend-Enhanced Markets Fund	19

Consolidated Statement of Assets and Liabilities	36
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Consolidated Statement of Operations	38
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	39
Detail of changes in assets for the past fiscal periods

Consolidated Financial Highlights	40
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Consolidated Financial Statements	46
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55

OTHER INFORMATION	56

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments September 30, 2025

	Principal Amount	Value

Short-Term Investments - 70.6%

Repurchase Agreements - 70.6%

Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $4,076,436 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $4,157,534)	$4,076,000	$4,076,000

Total Short-Term Investments (Cost $4,076,000)		4,076,000

[1]	Includes Futures Contracts and Forward Foreign Currency Exchange Contracts. Please refer to the Open Futures Contracts table and Open Forward Foreign Currency Exchange Contracts table for the details.

[2]	Includes cash deposits for futures contracts of $1,480,257, and cash deposits for forward foreign currency exchange contracts of $50,000, which equates to 26.5% of net assets.

Value

Total Investments - 70.6% (Cost $4,076,000)	$4,076,000

Derivatives - 4.5%[1]	257,483

Other Assets, less Liabilities - 24.9%[2]	1,441,208

Net Assets - 100.0%	$5,774,691

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

3 Month CORRA	CAD	1	Long	06/16/26	$175,622	$(1)

3 Month Euribor	EUR	1	Long	03/13/28	286,703	(279)

3 Month Secured Overnight Financing Rate	USD	1	Long	06/20/28	241,925	111

3 Month Secured Overnight Financing Rate	USD	1	Long	09/19/28	241,812	149

3 Month Secured Overnight Financing Rate	USD	1	Long	06/18/29	241,488	(139)

3 Month Secured Overnight Financing Rate	USD	1	Long	09/18/29	241,375	(114)

3 Month Secured Overnight Financing Rate	USD	1	Long	12/19/28	241,700	74

3 Month Secured Overnight Financing Rate	USD	1	Long	03/20/29	241,588	(201)

3 Month Secured Overnight Financing Rate	USD	1	Long	12/18/29	241,275	(89)

CAC 40	EUR	1	Long	10/17/25	92,691	316

Canadian 10 Year Government Bond	CAD	9	Long	12/18/25	791,938	42

Copper[1]	USD	1	Long	12/29/25	121,413	9,848

E-mini Dow Jones Industrial Average Index	USD	1	Long	12/19/25	233,445	(172)

E-mini Russell 2000 Index	USD	1	Long	12/19/25	122,775	1,946

EURO STOXX 50	EUR	2	Long	12/19/25	130,108	1,278

Euro-BTP	EUR	1	Long	12/08/25	140,698	1,432

FTSE 100 Index	GBP	3	Long	12/19/25	379,564	3,771

FTSE China A50 Index	USD	34	Long	10/30/25	513,910	(3,587)

FTSE Taiwan Index	USD	6	Long	10/30/25	513,180	(3,967)

Gold[1]	USD	2	Long	12/29/25	774,640	64,376

Hang Seng China Enterprises Index	HKD	3	Long	10/30/25	184,581	5,001

Hang Seng Index	HKD	2	Long	10/30/25	345,826	9,587

Lean Hogs[1]	USD	3	Long	12/12/25	106,470	(457)

Live Cattle[1]	USD	2	Long	12/31/25	187,820	647

Low Sulphur Gasoil[1]	USD	1	Long	01/12/26	66,475	(51)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

Low Sulphur Gasoil[1]	USD	1	Long	11/12/25	$68,700	$(1)

Low Sulphur Gasoil[1]	USD	1	Long	12/11/25	67,350	799

OMX Stockholm 30	SEK	4	Long	10/17/25	113,231	389

OSE Nikkei 225 Index	JPY	1	Long	12/11/25	304,223	13,323

RBOB Gasoline[1]	USD	1	Long	10/31/25	80,737	(556)

RBOB Gasoline[1]	USD	1	Long	11/28/25	78,737	(107)

S&P/TSX 60 Index Standard	CAD	2	Long	12/18/25	509,535	11,920

SET50 Index	THB	11	Long	12/29/25	55,385	(618)

SFE SPI 200 Index	AUD	5	Long	12/18/25	733,908	(4,061)

SGX Nikkei 225 Index	JPY	1	Long	12/11/25	151,824	5,377

Short-Term Euro-BTP	EUR	6	Long	12/08/25	760,327	(274)

Silver[1]	USD	2	Long	12/29/25	466,400	64,316

Topix Index	JPY	2	Long	12/11/25	424,790	1,031

U.S. Treasury 10 Year Note	USD	1	Long	12/19/25	112,500	(360)

U.S. Treasury 10 Year Ultra Bond	USD	1	Long	12/19/25	115,078	(814)

U.S. Treasury 5 Year Note	USD	2	Long	12/31/25	218,391	(877)

U.S. Treasury Long Bond	USD	1	Long	12/19/25	116,594	(1,063)

90 Day Bank Accepted Bill	AUD	6	Short	12/11/25	(3,936,134)	1,407

Australian 3 Year Treasury Bond	AUD	7	Short	12/15/25	(494,875)	(141)

Canola[1]	CAD	3	Short	11/14/25	(26,092)	410

CBOE Volatility Index	USD	1	Short	10/22/25	(17,588)	1,709

CBOE Volatility Index	USD	2	Short	11/19/25	(38,498)	(194)

Corn[1]	USD	7	Short	12/12/25	(145,425)	(3,154)

Euro STOXX 50 Volatility Index	EUR	8	Short	10/22/25	(16,672)	379

Euro-Bobl	EUR	1	Short	12/08/25	(138,315)	(376)

Euro-Bund	EUR	1	Short	12/08/25	(150,948)	(411)

Euro-Buxl	EUR	1	Short	12/08/25	(134,405)	(3,194)

Euro-OAT	EUR	3	Short	12/08/25	(427,413)	(4,005)

Euro-Schatz	EUR	10	Short	12/08/25	(1,255,999)	307

Hard Red Winter Wheat[1]	USD	5	Short	12/12/25	(124,438)	8,412

Japan 10 Year Government Bond	JPY	2	Short	12/15/25	(1,836,427)	16,123

Korea 3 Year Government Bond	KRW	1	Short	12/16/25	(76,113)	35

Long Gilt	GBP	3	Short	12/29/25	(366,512)	(1,777)

Natural Gas[1]	USD	2	Short	11/25/25	(77,600)	5,067

Natural Gas[1]	USD	2	Short	12/29/25	(83,540)	3,087

Natural Gas[1]	USD	3	Short	01/28/26	(119,370)	(796)

Natural Gas[1]	USD	2	Short	10/29/25	(66,060)	6,536

NIFTY 50 Index	USD	3	Short	10/28/25	(148,569)	1,916

Soybean[1]	USD	2	Short	01/14/26	(102,025)	192

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

Soybean Meal[1]	USD	7	Short	12/12/25	$(191,310)	$10,574

Soybean Oil[1]	USD	4	Short	12/12/25	(118,776)	974

Sugar#11[1]	USD	12	Short	02/27/26	(223,104)	1,618

Wheat[1]	USD	7	Short	12/12/25	(177,800)	9,334

					Total	$231,977

[1]	Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Sweden Krona

THB	Thai Baht

USD	U.S. Dollar

Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Australian Dollar	100,000	U.S. Dollar	66,041	10/01/25	UBS AG	$130

Australian Dollar	14,640	U.S. Dollar	9,696	10/02/25	UBS AG	(8)

Australian Dollar	27,027	U.S. Dollar	17,898	10/02/25	UBS AG	(14)

Australian Dollar	58,333	U.S. Dollar	38,626	10/02/25	UBS AG	(26)

Australian Dollar	100,000	U.S. Dollar	66,104	10/15/25	UBS AG	81

Australian Dollar	100,000	U.S. Dollar	66,673	10/15/25	UBS AG	(488)

Australian Dollar	100,000	U.S. Dollar	65,268	10/15/25	UBS AG	917

Australian Dollar	100,000	U.S. Dollar	65,252	10/15/25	UBS AG	932

Australian Dollar	100,000	U.S. Dollar	65,814	10/15/25	UBS AG	371

Canadian Dollar	91	U.S. Dollar	65	10/01/25	UBS AG	(0)[1]

Canadian Dollar	1,363	U.S. Dollar	979	10/01/25	UBS AG	0 [1]

Canadian Dollar	799	U.S. Dollar	579	10/15/25	UBS AG	(4)

Canadian Dollar	707	U.S. Dollar	512	10/15/25	UBS AG	(3)

Canadian Dollar	1,363	U.S. Dollar	979	10/15/25	UBS AG	1

Canadian Dollar	262	U.S. Dollar	190	10/15/25	UBS AG	(1)

Canadian Dollar	140,370	U.S. Dollar	102,242	10/15/25	UBS AG	(1,303)

Canadian Dollar	799	U.S. Dollar	579	10/15/25	UBS AG	(5)

Canadian Dollar	1,439	U.S. Dollar	1,040	10/15/25	UBS AG	(5)

Canadian Dollar	799	U.S. Dollar	580	10/15/25	UBS AG	(5)

Canadian Dollar	986	U.S. Dollar	715	10/15/25	UBS AG	(6)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Canadian Dollar	3,166	U.S. Dollar	2,303	10/15/25	UBS AG	$(26)

Swiss Franc	636	U.S. Dollar	799	10/01/25	UBS AG	(0)[1]

Swiss Franc	540	U.S. Dollar	674	10/15/25	UBS AG	6

Swiss Franc	45,901	U.S. Dollar	57,282	10/15/25	UBS AG	487

Swiss Franc	45,901	U.S. Dollar	57,375	10/15/25	UBS AG	393

Swiss Franc	377	U.S. Dollar	475	10/15/25	UBS AG	(0)[1]

Swiss Franc	401	U.S. Dollar	500	10/15/25	UBS AG	5

Swiss Franc	792	U.S. Dollar	1,002	10/15/25	UBS AG	(5)

Swiss Franc	433	U.S. Dollar	544	10/15/25	UBS AG	1

Swiss Franc	1,144	U.S. Dollar	1,433	10/15/25	UBS AG	6

Swiss Franc	1,626	U.S. Dollar	2,049	10/15/25	UBS AG	(2)

Swiss Franc	34,286	U.S. Dollar	43,122	10/15/25	UBS AG	29

Swiss Franc	224	U.S. Dollar	284	10/15/25	UBS AG	(2)

Swiss Franc	78,537	U.S. Dollar	100,012	10/15/25	UBS AG	(1,169)

Swiss Franc	104	U.S. Dollar	131	10/15/25	UBS AG	(0)[1]

Swiss Franc	34,296	U.S. Dollar	43,300	10/15/25	UBS AG	(137)

Swiss Franc	1,582	U.S. Dollar	1,991	10/15/25	UBS AG	(0)[1]

Chinese Offshore Yuan	2,630	U.S. Dollar	369	10/09/25	UBS AG	0 [1]

Chinese Offshore Yuan	712,210	U.S. Dollar	100,000	10/09/25	UBS AG	(20)

Chinese Offshore Yuan	3,393	U.S. Dollar	476	10/10/25	UBS AG	0 [1]

Chinese Offshore Yuan	709,212	U.S. Dollar	99,995	10/15/25	UBS AG	(392)

Chinese Offshore Yuan	3,256	U.S. Dollar	457	10/15/25	UBS AG	0 [1]

Chinese Offshore Yuan	399,718	U.S. Dollar	56,359	10/15/25	UBS AG	(222)

Chinese Offshore Yuan	369,141	U.S. Dollar	51,961	10/15/25	UBS AG	(118)

Chinese Offshore Yuan	1,892	U.S. Dollar	266	10/15/25	UBS AG	(1)

Chinese Offshore Yuan	3,907	U.S. Dollar	550	10/15/25	UBS AG	(1)

Chinese Offshore Yuan	1,803,263	U.S. Dollar	253,833	10/15/25	UBS AG	(580)

Chinese Offshore Yuan	1,353	U.S. Dollar	190	10/15/25	UBS AG	(0)[1]

Chinese Offshore Yuan	11,748	U.S. Dollar	1,661	11/19/25	UBS AG	(7)

Chinese Offshore Yuan	307,077	U.S. Dollar	43,410	11/19/25	UBS AG	(178)

Chinese Offshore Yuan	714,840	U.S. Dollar	100,679	11/19/25	UBS AG	(38)

Chinese Offshore Yuan	1,813,333	U.S. Dollar	255,743	11/19/25	UBS AG	(448)

Euro	200,000	U.S. Dollar	235,355	10/15/25	UBS AG	(324)

Euro	100,000	U.S. Dollar	118,624	10/15/25	UBS AG	(1,109)

British Pound	50,000	U.S. Dollar	67,633	10/15/25	UBS AG	(383)

British Pound	100,000	U.S. Dollar	134,561	10/15/25	UBS AG	(60)

British Pound	50,000	U.S. Dollar	67,571	10/15/25	UBS AG	(321)

British Pound	100,000	U.S. Dollar	135,855	10/15/25	UBS AG	(1,354)

Hungarian Forint	551,527	U.S. Dollar	1,657	10/01/25	UBS AG	3

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Hungarian Forint	666	U.S. Dollar	2	10/01/25	UBS AG	$0 [1]

Hungarian Forint	815,594	U.S. Dollar	2,448	10/15/25	UBS AG	5

Hungarian Forint	674,756	U.S. Dollar	1,990	10/15/25	UBS AG	39

Hungarian Forint	108,376	U.S. Dollar	324	10/15/25	UBS AG	2

Hungarian Forint	236,514	U.S. Dollar	701	10/15/25	UBS AG	10

Hungarian Forint	1,355,483	U.S. Dollar	4,038	10/15/25	UBS AG	38

Hungarian Forint	177,693	U.S. Dollar	532	10/15/25	UBS AG	2

Hungarian Forint	240,972	U.S. Dollar	727	10/15/25	UBS AG	(2)

Hungarian Forint	734,709	U.S. Dollar	2,223	10/15/25	UBS AG	(13)

Hungarian Forint	188,269	U.S. Dollar	561	10/15/25	UBS AG	5

Hungarian Forint	188,270	U.S. Dollar	561	10/15/25	UBS AG	6

Hungarian Forint	1,208,949	U.S. Dollar	3,599	10/15/25	UBS AG	37

Hungarian Forint	15,896,203	U.S. Dollar	47,345	10/15/25	UBS AG	464

Hungarian Forint	15,896,201	U.S. Dollar	47,367	10/15/25	UBS AG	441

Hungarian Forint	102,075,292	U.S. Dollar	303,876	10/15/25	UBS AG	3,119

Hungarian Forint	619,516	U.S. Dollar	1,862	10/15/25	UBS AG	2

Hungarian Forint	198,196	U.S. Dollar	588	10/15/25	UBS AG	9

Hungarian Forint	240,789	U.S. Dollar	717	10/15/25	UBS AG	7

Indian Rupee	5,846	U.S. Dollar	66	12/17/25	UBS AG	(0)[1]

Indian Rupee	18,903	U.S. Dollar	212	12/17/25	UBS AG	(0)[1]

Indian Rupee	72,570	U.S. Dollar	821	12/17/25	UBS AG	(7)

Indian Rupee	74,699	U.S. Dollar	845	12/17/25	UBS AG	(7)

Indian Rupee	61,850	U.S. Dollar	696	12/17/25	UBS AG	(3)

Indian Rupee	798	U.S. Dollar	9	12/17/25	UBS AG	(0)[1]

Indian Rupee	71,501	U.S. Dollar	810	12/17/25	UBS AG	(8)

Indian Rupee	77,588	U.S. Dollar	879	12/17/25	UBS AG	(9)

Indian Rupee	9,912	U.S. Dollar	112	12/17/25	UBS AG	(1)

Indian Rupee	228,873	U.S. Dollar	2,588	12/17/25	UBS AG	(22)

Indian Rupee	242,230	U.S. Dollar	2,735	12/17/25	UBS AG	(19)

Japanese Yen	25,111	U.S. Dollar	169	10/01/25	UBS AG	1

Japanese Yen	26,113	U.S. Dollar	175	10/01/25	UBS AG	2

Japanese Yen	81,454	U.S. Dollar	546	10/01/25	UBS AG	5

Japanese Yen	483,438	U.S. Dollar	3,249	10/02/25	UBS AG	21

Japanese Yen	11,165	U.S. Dollar	76	10/15/25	UBS AG	(0)[1]

Japanese Yen	132,678	U.S. Dollar	898	10/15/25	UBS AG	1

Japanese Yen	163,831	U.S. Dollar	1,112	10/15/25	UBS AG	(3)

Japanese Yen	392,979	U.S. Dollar	2,676	10/15/25	UBS AG	(14)

Japanese Yen	580,281	U.S. Dollar	3,957	10/15/25	UBS AG	(27)

Japanese Yen	32,171	U.S. Dollar	218	10/15/25	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Japanese Yen	38,361	U.S. Dollar	260	10/15/25	UBS AG	$0 [1]

Japanese Yen	134,632	U.S. Dollar	921	10/15/25	UBS AG	(9)

Japanese Yen	134,753	U.S. Dollar	913	10/15/25	UBS AG	0 [1]

Korean Won	190,583	U.S. Dollar	138	12/17/25	UBS AG	(2)

Korean Won	78,602	U.S. Dollar	57	12/17/25	UBS AG	(1)

Korean Won	93,746	U.S. Dollar	68	12/17/25	UBS AG	(1)

Korean Won	131,071	U.S. Dollar	95	12/17/25	UBS AG	(1)

Korean Won	404,365	U.S. Dollar	294	12/17/25	UBS AG	(5)

Korean Won	1,065,426	U.S. Dollar	770	12/17/25	UBS AG	(8)

Korean Won	1,200,735	U.S. Dollar	866	12/17/25	UBS AG	(7)

Korean Won	27,611	U.S. Dollar	20	12/17/25	UBS AG	(0)[1]

Korean Won	313,512	U.S. Dollar	227	12/17/25	UBS AG	(3)

Korean Won	808,026	U.S. Dollar	582	12/17/25	UBS AG	(4)

Korean Won	1,440,699	U.S. Dollar	1,031	12/17/25	UBS AG	(0)[1]

Korean Won	155,280	U.S. Dollar	112	12/17/25	UBS AG	(1)

Korean Won	319,015	U.S. Dollar	231	12/17/25	UBS AG	(3)

Korean Won	321,312	U.S. Dollar	232	12/17/25	UBS AG	(2)

Korean Won	2,636,660	U.S. Dollar	1,887	12/17/25	UBS AG	(0)[1]

Korean Won	1,396,061	U.S. Dollar	1,015	12/17/25	UBS AG	(16)

Mexico Peso	50,973	U.S. Dollar	2,779	10/01/25	UBS AG	4

Mexico Peso	2,974	U.S. Dollar	162	10/15/25	UBS AG	0 [1]

Mexico Peso	950,677	U.S. Dollar	50,829	10/15/25	UBS AG	997

Mexico Peso	1,118,790	U.S. Dollar	59,821	10/15/25	UBS AG	1,170

Mexico Peso	16,736	U.S. Dollar	910	10/15/25	UBS AG	3

Mexico Peso	4,187,088	U.S. Dollar	223,621	10/15/25	UBS AG	4,638

Mexico Peso	1,118,790	U.S. Dollar	59,757	10/15/25	UBS AG	1,234

Mexico Peso	1,118,789	U.S. Dollar	59,874	10/15/25	UBS AG	1,117

Mexico Peso	4,201,020	U.S. Dollar	224,863	10/15/25	UBS AG	4,156

Mexico Peso	86,476	U.S. Dollar	4,683	10/15/25	UBS AG	32

Mexico Peso	11,652	U.S. Dollar	620	10/15/25	UBS AG	15

Mexico Peso	5,423	U.S. Dollar	294	10/15/25	UBS AG	1

Mexico Peso	33,258	U.S. Dollar	1,772	10/15/25	UBS AG	41

Mexico Peso	51,878	U.S. Dollar	2,812	10/15/25	UBS AG	16

Mexico Peso	73,893	U.S. Dollar	3,942	10/15/25	UBS AG	86

Mexico Peso	1,118,790	U.S. Dollar	59,739	10/15/25	UBS AG	1,252

Mexico Peso	1,118,790	U.S. Dollar	59,799	10/15/25	UBS AG	1,192

Norwegian Krone	23,287	U.S. Dollar	2,337	10/01/25	UBS AG	(3)

Norwegian Krone	90	U.S. Dollar	9	10/02/25	UBS AG	(0)[1]

Norwegian Krone	5,557	U.S. Dollar	551	10/15/25	UBS AG	6

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Norwegian Krone	6,955	U.S. Dollar	690	10/15/25	UBS AG	$7

Norwegian Krone	13,930	U.S. Dollar	1,393	10/15/25	UBS AG	3

Norwegian Krone	986,686	U.S. Dollar	100,328	10/15/25	UBS AG	(1,447)

Norwegian Krone	2,005,868	U.S. Dollar	198,786	10/15/25	UBS AG	2,232

Norwegian Krone	322	U.S. Dollar	32	10/15/25	UBS AG	0 [1]

Norwegian Krone	986,624	U.S. Dollar	98,956	10/15/25	UBS AG	(81)

Norwegian Krone	33,262	U.S. Dollar	3,345	10/15/25	UBS AG	(11)

Norwegian Krone	22,443	U.S. Dollar	2,263	10/15/25	UBS AG	(14)

Norwegian Krone	25,034	U.S. Dollar	2,496	10/15/25	UBS AG	12

Norwegian Krone	32,829	U.S. Dollar	3,297	10/15/25	UBS AG	(7)

Norwegian Krone	16,342	U.S. Dollar	1,652	10/15/25	UBS AG	(15)

New Zealand Dollar	100,000	U.S. Dollar	59,108	10/15/25	UBS AG	(1,098)

New Zealand Dollar	100,000	U.S. Dollar	59,651	10/15/25	UBS AG	(1,641)

New Zealand Dollar	100,000	U.S. Dollar	58,243	10/15/25	UBS AG	(233)

Poland Zloty	3,602	U.S. Dollar	992	10/01/25	UBS AG	(1)

Poland Zloty	5,912	U.S. Dollar	1,628	10/15/25	UBS AG	(2)

Poland Zloty	10,865	U.S. Dollar	2,990	10/15/25	UBS AG	(1)

Poland Zloty	824	U.S. Dollar	226	10/15/25	UBS AG	0 [1]

Poland Zloty	891	U.S. Dollar	246	10/15/25	UBS AG	(1)

Poland Zloty	926	U.S. Dollar	256	10/15/25	UBS AG	(1)

Poland Zloty	2,740	U.S. Dollar	756	10/15/25	UBS AG	(2)

Poland Zloty	11,873	U.S. Dollar	3,250	10/15/25	UBS AG	16

Poland Zloty	252,979	U.S. Dollar	69,531	10/15/25	UBS AG	57

Poland Zloty	273,739	U.S. Dollar	75,561	10/15/25	UBS AG	(263)

Poland Zloty	284,634	U.S. Dollar	78,613	10/15/25	UBS AG	(318)

Poland Zloty	365,644	U.S. Dollar	100,119	10/15/25	UBS AG	459

Poland Zloty	1,695	U.S. Dollar	468	10/15/25	UBS AG	(2)

Poland Zloty	4,954	U.S. Dollar	1,372	10/15/25	UBS AG	(9)

Poland Zloty	8,472	U.S. Dollar	2,329	10/15/25	UBS AG	1

Poland Zloty	584	U.S. Dollar	162	10/15/25	UBS AG	(1)

Poland Zloty	925	U.S. Dollar	256	10/15/25	UBS AG	(1)

Poland Zloty	284,633	U.S. Dollar	78,626	10/15/25	UBS AG	(331)

Sweden Krona	11,753	U.S. Dollar	1,249	10/01/25	UBS AG	(1)

Sweden Krona	827	U.S. Dollar	88	10/02/25	UBS AG	(0)[1]

Sweden Krona	9	U.S. Dollar	1	10/02/25	UBS AG	0 [1]

Sweden Krona	27,399	U.S. Dollar	2,914	10/15/25	UBS AG	(1)

Sweden Krona	13,035	U.S. Dollar	1,391	10/15/25	UBS AG	(5)

Sweden Krona	20,866	U.S. Dollar	2,235	10/15/25	UBS AG	(16)

Sweden Krona	1,873,405	U.S. Dollar	200,659	10/15/25	UBS AG	(1,465)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Sweden Krona	21,955	U.S. Dollar	2,328	10/15/25	UBS AG	$7

Sweden Krona	5,239	U.S. Dollar	567	10/15/25	UBS AG	(10)

Sweden Krona	11,294	U.S. Dollar	1,207	10/15/25	UBS AG	(6)

Sweden Krona	13,816	U.S. Dollar	1,477	10/15/25	UBS AG	(8)

Sweden Krona	913,579	U.S. Dollar	99,006	10/15/25	UBS AG	(1,867)

Sweden Krona	413	U.S. Dollar	44	10/15/25	UBS AG	(0)[1]

Singapore Dollar	59,977	U.S. Dollar	46,512	10/01/25	UBS AG	(13)

Singapore Dollar	68,972	U.S. Dollar	53,488	10/01/25	UBS AG	(15)

Singapore Dollar	1,004	U.S. Dollar	778	10/01/25	UBS AG	0 [1]

Singapore Dollar	123	U.S. Dollar	95	10/02/25	UBS AG	0 [1]

Singapore Dollar	1	U.S. Dollar	1	10/15/25	UBS AG	0 [1]

Singapore Dollar	119	U.S. Dollar	93	10/15/25	UBS AG	(1)

Singapore Dollar	1,139	U.S. Dollar	889	10/15/25	UBS AG	(5)

Singapore Dollar	128,192	U.S. Dollar	100,069	10/15/25	UBS AG	(569)

Singapore Dollar	6	U.S. Dollar	5	10/15/25	UBS AG	(0)[1]

Singapore Dollar	19	U.S. Dollar	15	10/15/25	UBS AG	(0)[1]

Singapore Dollar	128,029	U.S. Dollar	100,378	10/15/25	UBS AG	(1,005)

Singapore Dollar	5	U.S. Dollar	4	10/15/25	UBS AG	(0)[1]

Singapore Dollar	28	U.S. Dollar	22	10/15/25	UBS AG	(0)[1]

Singapore Dollar	679	U.S. Dollar	528	10/15/25	UBS AG	(1)

Singapore Dollar	49	U.S. Dollar	38	10/15/25	UBS AG	(0)[1]

Singapore Dollar	129,953	U.S. Dollar	101,123	11/19/25	UBS AG	9

Singapore Dollar	123	U.S. Dollar	96	11/19/25	UBS AG	0 [1]

Taiwan Dollar	48,602	U.S. Dollar	1,635	12/17/25	UBS AG	(31)

Taiwan Dollar	420	U.S. Dollar	14	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	848	U.S. Dollar	28	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	2,732	U.S. Dollar	90	12/17/25	UBS AG	0 [1]

Taiwan Dollar	8,878	U.S. Dollar	297	12/17/25	UBS AG	(4)

Taiwan Dollar	10,401	U.S. Dollar	348	12/17/25	UBS AG	(5)

Taiwan Dollar	11,090	U.S. Dollar	370	12/17/25	UBS AG	(4)

Taiwan Dollar	20,113	U.S. Dollar	671	12/17/25	UBS AG	(7)

Taiwan Dollar	24,018	U.S. Dollar	801	12/17/25	UBS AG	(8)

Taiwan Dollar	40,354	U.S. Dollar	1,350	12/17/25	UBS AG	(18)

Taiwan Dollar	46,965	U.S. Dollar	1,558	12/17/25	UBS AG	(8)

Taiwan Dollar	60,688	U.S. Dollar	1,997	12/17/25	UBS AG	6

Taiwan Dollar	420	U.S. Dollar	14	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	843	U.S. Dollar	28	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	61	U.S. Dollar	2	12/17/25	UBS AG	0 [1]

Taiwan Dollar	5,397	U.S. Dollar	180	12/17/25	UBS AG	(2)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Taiwan Dollar	11,867	U.S. Dollar	397	12/17/25	UBS AG	$(5)

South Africa Rand	25,129	U.S. Dollar	1,457	10/01/25	UBS AG	(2)

South Africa Rand	35	U.S. Dollar	2	10/01/25	UBS AG	0 [1]

South Africa Rand	22,012	U.S. Dollar	1,238	10/15/25	UBS AG	35

South Africa Rand	42,934	U.S. Dollar	2,444	10/15/25	UBS AG	40

South Africa Rand	2,087,417	U.S. Dollar	117,634	10/15/25	UBS AG	3,106

South Africa Rand	29,379	U.S. Dollar	1,701	10/15/25	UBS AG	(2)

South Africa Rand	30,270	U.S. Dollar	1,732	10/15/25	UBS AG	19

South Africa Rand	2,087,416	U.S. Dollar	118,756	10/15/25	UBS AG	1,984

South Africa Rand	12,968	U.S. Dollar	738	10/15/25	UBS AG	12

South Africa Rand	583,007	U.S. Dollar	33,244	10/15/25	UBS AG	478

South Africa Rand	583,006	U.S. Dollar	33,284	10/15/25	UBS AG	438

South Africa Rand	7,667	U.S. Dollar	442	10/15/25	UBS AG	2

U.S. Dollar	65,650	Australian Dollar	100,000	10/01/25	UBS AG	(521)

U.S. Dollar	66,055	Australian Dollar	100,000	10/15/25	UBS AG	(130)

U.S. Dollar	65,408	Australian Dollar	100,000	10/15/25	UBS AG	(777)

U.S. Dollar	65,287	Australian Dollar	100,000	10/15/25	UBS AG	(898)

U.S. Dollar	979	Canadian Dollar	1,363	10/01/25	UBS AG	(1)

U.S. Dollar	65	Canadian Dollar	91	10/01/25	UBS AG	(0)[1]

U.S. Dollar	88,034	Canadian Dollar	121,555	10/15/25	UBS AG	624

U.S. Dollar	10	Canadian Dollar	14	10/15/25	UBS AG	0 [1]

U.S. Dollar	100,737	Canadian Dollar	139,108	10/15/25	UBS AG	705

U.S. Dollar	683	Canadian Dollar	941	10/15/25	UBS AG	6

U.S. Dollar	3,352	Canadian Dollar	4,666	10/15/25	UBS AG	(4)

U.S. Dollar	1,315	Canadian Dollar	1,831	10/15/25	UBS AG	(2)

U.S. Dollar	906	Canadian Dollar	1,246	10/15/25	UBS AG	10

U.S. Dollar	690	Canadian Dollar	950	10/15/25	UBS AG	7

U.S. Dollar	288	Canadian Dollar	399	10/15/25	UBS AG	2

U.S. Dollar	71	Canadian Dollar	98	10/15/25	UBS AG	0 [1]

U.S. Dollar	56,801	Canadian Dollar	78,420	10/15/25	UBS AG	410

U.S. Dollar	1,579	Canadian Dollar	2,172	10/15/25	UBS AG	17

U.S. Dollar	65	Canadian Dollar	91	10/15/25	UBS AG	0 [1]

U.S. Dollar	7	Canadian Dollar	10	10/15/25	UBS AG	0 [1]

U.S. Dollar	99,089	Canadian Dollar	136,871	10/15/25	UBS AG	666

U.S. Dollar	88,138	Canadian Dollar	121,556	10/15/25	UBS AG	728

U.S. Dollar	11	Canadian Dollar	15	10/15/25	UBS AG	0 [1]

U.S. Dollar	1,119	Canadian Dollar	1,546	10/15/25	UBS AG	7

U.S. Dollar	770	Canadian Dollar	1,061	10/15/25	UBS AG	7

U.S. Dollar	108,766	Canadian Dollar	150,055	10/15/25	UBS AG	862

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	88,228	Canadian Dollar	121,555	10/15/25	UBS AG	$818

U.S. Dollar	71,187	Canadian Dollar	98,026	10/15/25	UBS AG	697

U.S. Dollar	1,905	Canadian Dollar	2,633	10/15/25	UBS AG	12

U.S. Dollar	12	Canadian Dollar	17	10/15/25	UBS AG	0 [1]

U.S. Dollar	10	Canadian Dollar	14	10/15/25	UBS AG	0 [1]

U.S. Dollar	9	Canadian Dollar	12	10/15/25	UBS AG	0 [1]

U.S. Dollar	795	Swiss Franc	633	10/01/25	UBS AG	(1)

U.S. Dollar	4	Swiss Franc	3	10/01/25	UBS AG	(0)[1]

U.S. Dollar	473	Swiss Franc	377	10/02/25	UBS AG	(0)[1]

U.S. Dollar	714	Swiss Franc	567	10/15/25	UBS AG	1

U.S. Dollar	340	Swiss Franc	270	10/15/25	UBS AG	0 [1]

U.S. Dollar	301	Swiss Franc	241	10/15/25	UBS AG	(2)

U.S. Dollar	301	Swiss Franc	241	10/15/25	UBS AG	(3)

U.S. Dollar	40	Swiss Franc	32	10/15/25	UBS AG	(0)[1]

U.S. Dollar	40	Swiss Franc	32	10/15/25	UBS AG	(0)[1]

U.S. Dollar	322	Swiss Franc	258	10/15/25	UBS AG	(2)

U.S. Dollar	3,032	Swiss Franc	2,411	10/15/25	UBS AG	(2)

U.S. Dollar	801	Swiss Franc	636	10/15/25	UBS AG	0 [1]

U.S. Dollar	658	Swiss Franc	520	10/15/25	UBS AG	3

U.S. Dollar	29	Swiss Franc	23	10/15/25	UBS AG	(0)[1]

U.S. Dollar	8	Swiss Franc	6	10/15/25	UBS AG	0 [1]

U.S. Dollar	2,460	Swiss Franc	1,938	10/15/25	UBS AG	21

U.S. Dollar	30	Swiss Franc	24	10/15/25	UBS AG	0 [1]

U.S. Dollar	100,373	Chinese Offshore Yuan	714,840	10/09/25	UBS AG	23

U.S. Dollar	476	Chinese Offshore Yuan	3,393	10/10/25	UBS AG	(0)[1]

U.S. Dollar	100,396	Chinese Offshore Yuan	715,176	10/15/25	UBS AG	(44)

U.S. Dollar	402	Chinese Offshore Yuan	2,862	10/15/25	UBS AG	0 [1]

U.S. Dollar	82	Chinese Offshore Yuan	584	10/15/25	UBS AG	0 [1]

U.S. Dollar	35	Chinese Offshore Yuan	249	10/15/25	UBS AG	0 [1]

U.S. Dollar	1,657	Chinese Offshore Yuan	11,748	10/15/25	UBS AG	7

U.S. Dollar	66	Chinese Offshore Yuan	474	10/15/25	UBS AG	(0)[1]

U.S. Dollar	255,109	Chinese Offshore Yuan	1,813,333	10/15/25	UBS AG	442

U.S. Dollar	2,931	Chinese Offshore Yuan	20,823	10/15/25	UBS AG	7

U.S. Dollar	683	Chinese Offshore Yuan	4,852	10/15/25	UBS AG	2

U.S. Dollar	100,759	Chinese Offshore Yuan	721,135	10/15/25	UBS AG	(518)

U.S. Dollar	71	Chinese Offshore Yuan	505	10/15/25	UBS AG	0 [1]

U.S. Dollar	477	Chinese Offshore Yuan	3,393	11/19/25	UBS AG	(0)[1]

U.S. Dollar	99,320	Chinese Offshore Yuan	705,546	11/19/25	UBS AG	(13)

U.S. Dollar	99,919	Chinese Offshore Yuan	711,148	11/19/25	UBS AG	(202)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	137	Chinese Offshore Yuan	975	11/19/25	UBS AG	$0 [1]

U.S. Dollar	551	Chinese Offshore Yuan	3,907	11/19/25	UBS AG	1

U.S. Dollar	251	Chinese Offshore Yuan	1,778	11/19/25	UBS AG	1

U.S. Dollar	117,397	Euro	100,000	10/15/25	UBS AG	(118)

U.S. Dollar	133,499	British Pound	100,000	10/15/25	UBS AG	(1,002)

U.S. Dollar	1,659	Hungarian Forint	552,193	10/01/25	UBS AG	(3)

U.S. Dollar	846	Hungarian Forint	282,066	10/02/25	UBS AG	(3)

U.S. Dollar	3,073	Hungarian Forint	1,035,959	10/15/25	UBS AG	(43)

U.S. Dollar	2,113	Hungarian Forint	695,657	10/15/25	UBS AG	21

U.S. Dollar	1,656	Hungarian Forint	551,527	10/15/25	UBS AG	(3)

U.S. Dollar	3,593	Hungarian Forint	1,186,624	10/15/25	UBS AG	24

U.S. Dollar	3,170	Hungarian Forint	1,063,127	10/15/25	UBS AG	(28)

U.S. Dollar	2,676	Hungarian Forint	891,398	10/15/25	UBS AG	(5)

U.S. Dollar	891	Hungarian Forint	294,801	10/15/25	UBS AG	4

U.S. Dollar	3,064	Hungarian Forint	1,014,443	10/15/25	UBS AG	13

U.S. Dollar	674	Hungarian Forint	228,956	10/15/25	UBS AG	(15)

U.S. Dollar	535,762	Indian Rupee	47,407,959	12/17/25	UBS AG	4,236

U.S. Dollar	967	Indian Rupee	85,909	12/17/25	UBS AG	4

U.S. Dollar	1,180	Indian Rupee	104,584	12/17/25	UBS AG	7

U.S. Dollar	1,697	Indian Rupee	150,224	12/17/25	UBS AG	13

U.S. Dollar	1,270	Indian Rupee	112,477	12/17/25	UBS AG	9

U.S. Dollar	1,244	Indian Rupee	110,164	12/17/25	UBS AG	9

U.S. Dollar	1,023	Indian Rupee	90,546	12/17/25	UBS AG	8

U.S. Dollar	984	Indian Rupee	87,155	12/17/25	UBS AG	7

U.S. Dollar	608	Indian Rupee	53,861	12/17/25	UBS AG	4

U.S. Dollar	339	Indian Rupee	30,031	12/17/25	UBS AG	2

U.S. Dollar	264	Indian Rupee	23,527	12/17/25	UBS AG	0 [1]

U.S. Dollar	234	Indian Rupee	20,706	12/17/25	UBS AG	2

U.S. Dollar	46	Indian Rupee	4,075	12/17/25	UBS AG	0 [1]

U.S. Dollar	35	Indian Rupee	3,119	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,241	Indian Rupee	110,000	12/17/25	UBS AG	8

U.S. Dollar	60,607	Indian Rupee	5,365,879	12/17/25	UBS AG	446

U.S. Dollar	2,223	Indian Rupee	198,282	12/17/25	UBS AG	(0)[1]

U.S. Dollar	2,152	Indian Rupee	190,653	12/17/25	UBS AG	15

U.S. Dollar	1,338	Indian Rupee	119,363	12/17/25	UBS AG	(0)[1]

U.S. Dollar	927	Indian Rupee	82,133	12/17/25	UBS AG	6

U.S. Dollar	235	Indian Rupee	20,934	12/17/25	UBS AG	0 [1]

U.S. Dollar	109	Indian Rupee	9,710	12/17/25	UBS AG	0 [1]

U.S. Dollar	73	Indian Rupee	6,460	12/17/25	UBS AG	1

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	896	Japanese Yen	132,678	10/01/25	UBS AG	$(1)

U.S. Dollar	2	Japanese Yen	296	10/02/25	UBS AG	0 [1]

U.S. Dollar	2,651	Japanese Yen	396,589	10/15/25	UBS AG	(35)

U.S. Dollar	2,880	Japanese Yen	425,526	10/15/25	UBS AG	(2)

U.S. Dollar	103,851	Japanese Yen	15,417,486	10/15/25	UBS AG	(577)

U.S. Dollar	398,024	Japanese Yen	58,791,117	10/15/25	UBS AG	(190)

U.S. Dollar	4,340	Japanese Yen	641,383	10/15/25	UBS AG	(5)

U.S. Dollar	1,616	Japanese Yen	237,432	10/15/25	UBS AG	7

U.S. Dollar	1,063	Japanese Yen	155,697	10/15/25	UBS AG	9

U.S. Dollar	692	Japanese Yen	101,866	10/15/25	UBS AG	2

U.S. Dollar	311	Japanese Yen	45,855	10/15/25	UBS AG	1

U.S. Dollar	312	Japanese Yen	46,078	10/15/25	UBS AG	(0)[1]

U.S. Dollar	68	Japanese Yen	10,051	10/15/25	UBS AG	(0)[1]

U.S. Dollar	30,316	Korean Won	41,862,514	12/17/25	UBS AG	363

U.S. Dollar	25,459	Korean Won	35,213,763	12/17/25	UBS AG	263

U.S. Dollar	435	Korean Won	603,619	12/17/25	UBS AG	3

U.S. Dollar	360	Korean Won	505,595	12/17/25	UBS AG	(2)

U.S. Dollar	285	Korean Won	395,714	12/17/25	UBS AG	2

U.S. Dollar	283	Korean Won	392,909	12/17/25	UBS AG	2

U.S. Dollar	202	Korean Won	279,548	12/17/25	UBS AG	2

U.S. Dollar	180	Korean Won	249,244	12/17/25	UBS AG	2

U.S. Dollar	171	Korean Won	235,653	12/17/25	UBS AG	2

U.S. Dollar	44	Korean Won	60,895	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,002	Korean Won	1,391,087	12/17/25	UBS AG	7

U.S. Dollar	572	Korean Won	794,130	12/17/25	UBS AG	4

U.S. Dollar	492	Korean Won	686,724	12/17/25	UBS AG	1

U.S. Dollar	204	Korean Won	282,460	12/17/25	UBS AG	2

U.S. Dollar	100,000	Korean Won	139,602,000	12/17/25	UBS AG	112

U.S. Dollar	1,280	Korean Won	1,788,979	12/17/25	UBS AG	(0)[1]

U.S. Dollar	1,230	Korean Won	1,718,531	12/17/25	UBS AG	0 [1]

U.S. Dollar	618	Korean Won	854,502	12/17/25	UBS AG	7

U.S. Dollar	198	Korean Won	272,591	12/17/25	UBS AG	3

U.S. Dollar	159	Korean Won	223,308	12/17/25	UBS AG	(1)

U.S. Dollar	122	Korean Won	169,123	12/17/25	UBS AG	1

U.S. Dollar	86	Korean Won	119,194	12/17/25	UBS AG	1

U.S. Dollar	79	Korean Won	110,225	12/17/25	UBS AG	0 [1]

U.S. Dollar	58	Korean Won	80,074	12/17/25	UBS AG	1

U.S. Dollar	74,651	Korean Won	103,425,038	12/17/25	UBS AG	648

U.S. Dollar	10,703	Korean Won	14,775,006	12/17/25	UBS AG	131

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	10,159	Korean Won	14,036,256	12/17/25	UBS AG	$115

U.S. Dollar	49,575	Korean Won	68,640,218	12/17/25	UBS AG	461

U.S. Dollar	2,782	Mexico Peso	50,973	10/01/25	UBS AG	(1)

U.S. Dollar	4,499	Mexico Peso	82,496	10/15/25	UBS AG	1

U.S. Dollar	3,397	Mexico Peso	62,783	10/15/25	UBS AG	(26)

U.S. Dollar	3,159	Mexico Peso	58,040	10/15/25	UBS AG	(5)

U.S. Dollar	1,045	Mexico Peso	19,511	10/15/25	UBS AG	(18)

U.S. Dollar	30	Mexico Peso	554	10/15/25	UBS AG	(0)[1]

U.S. Dollar	28	Mexico Peso	529	10/15/25	UBS AG	(1)

U.S. Dollar	24	Mexico Peso	448	10/15/25	UBS AG	(0)[1]

U.S. Dollar	2,775	Mexico Peso	50,973	10/15/25	UBS AG	(4)

U.S. Dollar	130	Mexico Peso	2,431	10/15/25	UBS AG	(3)

U.S. Dollar	94	Mexico Peso	1,748	10/15/25	UBS AG	(2)

U.S. Dollar	28	Mexico Peso	528	10/15/25	UBS AG	(1)

U.S. Dollar	961	Mexico Peso	17,973	10/15/25	UBS AG	(18)

U.S. Dollar	2,974	Mexico Peso	54,734	10/15/25	UBS AG	(10)

U.S. Dollar	2,654	Mexico Peso	49,660	10/15/25	UBS AG	(53)

U.S. Dollar	2,540	Mexico Peso	47,069	10/15/25	UBS AG	(26)

U.S. Dollar	1,511	Mexico Peso	28,077	10/15/25	UBS AG	(20)

U.S. Dollar	28	Mexico Peso	528	10/15/25	UBS AG	(1)

U.S. Dollar	1,913	Norwegian Krone	19,046	10/01/25	UBS AG	4

U.S. Dollar	426	Norwegian Krone	4,241	10/01/25	UBS AG	1

U.S. Dollar	241	Norwegian Krone	2,430	10/15/25	UBS AG	(3)

U.S. Dollar	930	Norwegian Krone	9,104	10/15/25	UBS AG	18

U.S. Dollar	1,759	Norwegian Krone	17,381	10/15/25	UBS AG	17

U.S. Dollar	1,670	Norwegian Krone	16,582	10/15/25	UBS AG	8

U.S. Dollar	3,252	Norwegian Krone	32,013	10/15/25	UBS AG	44

U.S. Dollar	1,451	Norwegian Krone	14,416	10/15/25	UBS AG	6

U.S. Dollar	1,301	Norwegian Krone	13,079	10/15/25	UBS AG	(9)

U.S. Dollar	2,337	Norwegian Krone	23,287	10/15/25	UBS AG	3

U.S. Dollar	1,614	Norwegian Krone	15,907	10/15/25	UBS AG	20

U.S. Dollar	380	Norwegian Krone	3,762	10/15/25	UBS AG	3

U.S. Dollar	58,022	New Zealand Dollar	100,000	10/02/25	UBS AG	42

U.S. Dollar	58,795	New Zealand Dollar	100,000	10/15/25	UBS AG	785

U.S. Dollar	36,596	New Zealand Dollar	61,479	10/15/25	UBS AG	932

U.S. Dollar	36,482	New Zealand Dollar	61,479	10/15/25	UBS AG	818

U.S. Dollar	29,446	New Zealand Dollar	50,137	10/15/25	UBS AG	362

U.S. Dollar	18,329	New Zealand Dollar	30,739	10/15/25	UBS AG	497

U.S. Dollar	58,509	New Zealand Dollar	100,000	10/15/25	UBS AG	499

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	57,640	New Zealand Dollar	100,000	10/15/25	UBS AG	$(370)

U.S. Dollar	38,500	New Zealand Dollar	65,427	10/15/25	UBS AG	546

U.S. Dollar	18,264	New Zealand Dollar	30,739	10/15/25	UBS AG	433

U.S. Dollar	990	Poland Zloty	3,602	10/01/25	UBS AG	(1)

U.S. Dollar	906	Poland Zloty	3,293	10/02/25	UBS AG	(0)[1]

U.S. Dollar	1,624	Poland Zloty	5,879	10/15/25	UBS AG	6

U.S. Dollar	1,110	Poland Zloty	4,046	10/15/25	UBS AG	(3)

U.S. Dollar	64	Poland Zloty	235	10/15/25	UBS AG	(0)[1]

U.S. Dollar	1,907	Poland Zloty	6,897	10/15/25	UBS AG	10

U.S. Dollar	1,527	Poland Zloty	5,485	10/15/25	UBS AG	18

U.S. Dollar	992	Poland Zloty	3,602	10/15/25	UBS AG	1

U.S. Dollar	3,492	Poland Zloty	12,576	10/15/25	UBS AG	33

U.S. Dollar	256	Poland Zloty	932	10/15/25	UBS AG	0 [1]

U.S. Dollar	2,817	Poland Zloty	10,190	10/15/25	UBS AG	14

U.S. Dollar	586	Poland Zloty	2,140	10/15/25	UBS AG	(3)

U.S. Dollar	291	Sweden Krona	2,730	10/01/25	UBS AG	1

U.S. Dollar	961	Sweden Krona	9,014	10/01/25	UBS AG	3

U.S. Dollar	1	Sweden Krona	9	10/01/25	UBS AG	0 [1]

U.S. Dollar	823	Sweden Krona	7,651	10/15/25	UBS AG	9

U.S. Dollar	288	Sweden Krona	2,691	10/15/25	UBS AG	2

U.S. Dollar	1,171	Sweden Krona	10,950	10/15/25	UBS AG	7

U.S. Dollar	1,297	Sweden Krona	12,046	10/15/25	UBS AG	16

U.S. Dollar	2,393	Sweden Krona	22,342	10/15/25	UBS AG	18

U.S. Dollar	1,250	Sweden Krona	11,753	10/15/25	UBS AG	1

U.S. Dollar	867	Sweden Krona	8,129	10/15/25	UBS AG	2

U.S. Dollar	506	Sweden Krona	4,720	10/15/25	UBS AG	4

U.S. Dollar	184	Sweden Krona	1,723	10/15/25	UBS AG	1

U.S. Dollar	100,752	Singapore Dollar	129,953	10/01/25	UBS AG	1

U.S. Dollar	95	Singapore Dollar	123	10/02/25	UBS AG	(0)[1]

U.S. Dollar	159	Singapore Dollar	204	10/15/25	UBS AG	1

U.S. Dollar	41	Singapore Dollar	52	10/15/25	UBS AG	0 [1]

U.S. Dollar	231	Singapore Dollar	297	10/15/25	UBS AG	1

U.S. Dollar	159	Singapore Dollar	203	10/15/25	UBS AG	1

U.S. Dollar	13	Singapore Dollar	17	10/15/25	UBS AG	0 [1]

U.S. Dollar	100,362	Singapore Dollar	128,965	10/15/25	UBS AG	262

U.S. Dollar	100,077	Singapore Dollar	128,525	10/15/25	UBS AG	319

U.S. Dollar	100,393	Singapore Dollar	128,509	11/19/25	UBS AG	384

U.S. Dollar	100,853	Singapore Dollar	129,876	11/19/25	UBS AG	(220)

U.S. Dollar	100,272	Singapore Dollar	128,697	11/19/25	UBS AG	117

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	200,862	Taiwan Dollar	6,100,027	12/17/25	UBS AG	$(430)

U.S. Dollar	161	Taiwan Dollar	4,893	12/17/25	UBS AG	(0)[1]

U.S. Dollar	55,555	Taiwan Dollar	1,687,989	12/17/25	UBS AG	(146)

U.S. Dollar	44,445	Taiwan Dollar	1,350,466	12/17/25	UBS AG	(118)

U.S. Dollar	716	Taiwan Dollar	21,459	12/17/25	UBS AG	8

U.S. Dollar	610	Taiwan Dollar	18,514	12/17/25	UBS AG	(1)

U.S. Dollar	99	Taiwan Dollar	3,020	12/17/25	UBS AG	(1)

U.S. Dollar	65	Taiwan Dollar	1,982	12/17/25	UBS AG	(0)[1]

U.S. Dollar	1,260	Taiwan Dollar	38,325	12/17/25	UBS AG	(5)

U.S. Dollar	1,286	Taiwan Dollar	38,671	12/17/25	UBS AG	10

U.S. Dollar	848	Taiwan Dollar	25,403	12/17/25	UBS AG	10

U.S. Dollar	816	Taiwan Dollar	24,675	12/17/25	UBS AG	2

U.S. Dollar	485	Taiwan Dollar	14,532	12/17/25	UBS AG	5

U.S. Dollar	454	Taiwan Dollar	13,784	12/17/25	UBS AG	(1)

U.S. Dollar	414	Taiwan Dollar	12,450	12/17/25	UBS AG	3

U.S. Dollar	309	Taiwan Dollar	9,203	12/17/25	UBS AG	5

U.S. Dollar	123	Taiwan Dollar	3,741	12/17/25	UBS AG	(0)[1]

U.S. Dollar	118	Taiwan Dollar	3,581	12/17/25	UBS AG	(0)[1]

U.S. Dollar	89	Taiwan Dollar	2,692	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,456	South Africa Rand	25,164	10/01/25	UBS AG	(1)

U.S. Dollar	1,587	South Africa Rand	27,344	10/02/25	UBS AG	4

U.S. Dollar	1	South Africa Rand	17	10/02/25	UBS AG	0 [1]

U.S. Dollar	1,546	South Africa Rand	26,856	10/15/25	UBS AG	(7)

U.S. Dollar	1,456	South Africa Rand	25,129	10/15/25	UBS AG	2

U.S. Dollar	748	South Africa Rand	13,283	10/15/25	UBS AG	(20)

U.S. Dollar	503	South Africa Rand	8,765	10/15/25	UBS AG	(4)

U.S. Dollar	69	South Africa Rand	1,197	10/15/25	UBS AG	(0)[1]

U.S. Dollar	1,099	South Africa Rand	19,159	10/15/25	UBS AG	(9)

U.S. Dollar	350	South Africa Rand	6,087	10/15/25	UBS AG	(2)

U.S. Dollar	1,536	South Africa Rand	26,715	10/15/25	UBS AG	(9)

U.S. Dollar	741	South Africa Rand	13,143	10/15/25	UBS AG	(19)

U.S. Dollar	333	South Africa Rand	5,790	10/15/25	UBS AG	(2)

U.S. Dollar	311	South Africa Rand	5,401	10/15/25	UBS AG	(2)

U.S. Dollar	1,967	South Africa Rand	34,458	10/15/25	UBS AG	(26)

U.S. Dollar	1,287	South Africa Rand	22,622	10/15/25	UBS AG	(21)

U.S. Dollar	3,525	South Africa Rand	61,759	10/15/25	UBS AG	(47)

					Total	$25,506

[1]	Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Repurchase Agreements	—	$4,076,000	—	$4,076,000

Total Investments in Securities	—	$4,076,000	—	$4,076,000

Financial Derivative Instruments - Assets

Commodity Futures Contracts	$186,190	—	—	$186,190

Equity Futures Contracts	57,943	—	—	57,943

Forward Foreign Currency Exchange Contracts	—	$51,858	—	51,858

Interest Rate Futures Contracts	19,680	—	—	19,680

Financial Derivative Instruments - Liabilities

Commodity Futures Contracts	(5,122)	—	—	(5,122)

Equity Futures Contracts	(12,599)	—	—	(12,599)

Forward Foreign Currency Exchange Contracts	—	(26,352)	—	(26,352)

Interest Rate Futures Contracts	(14,115)	—	—	(14,115)

Total Financial Derivative Instruments	$231,977	$25,506	—	$257,483

For the fiscal year ended September 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at September 30, 2025:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity	Unrealized appreciation on futures contracts[1]	$186,190	Unrealized depreciation on futures contracts[1]	$5,122

Equity	Unrealized appreciation on futures contracts[1]	57,943	Unrealized depreciation on futures contracts[1]	12,599

Currency	Unrealized appreciation on forward foreign currency exchange contracts[1]	51,858	Unrealized depreciation on forward foreign currency exchange contracts[1]	26,352

Interest rate	Unrealized appreciation on futures contracts[1]	19,680	Unrealized depreciation on futures contracts[1]	14,115

	Totals	$315,671		$58,188

For the fiscal year ended September 30, 2025, the effect of derivative instruments on the Consolidated Statement of Operations and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Operations Location	Realized Gain/(Loss)	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Commodity	Net realized gain (loss) on futures contracts	$(173,253)	Net change in unrealized appreciation/ depreciation on futures contracts	$135,678

Equity	Net realized gain (loss) on futures contracts	60,602	Net change in unrealized appreciation/ depreciation on futures contracts	39,538

Commodity	Net realized gain (loss) on forward commodity exchange contracts	(54,548)	Net change in unrealized appreciation/ depreciation on forward commodity exchange contracts	15,377

Currency	Net realized gain (loss) on forward foreign currency exchange contracts	10,642	Net change in unrealized appreciation/ depreciation on forward foreign currency exchange contracts	(24,347)

Interest rate	Net realized gain (loss) on futures contracts	(388,617)	Net change in unrealized appreciation/ depreciation on futures contracts	(23,996)

	Totals	$(545,174)		$142,250

1 The AMG Systematica Managed Futures Strategy Fund had cash deposits with the futures broker of $1,480,257, and cash deposits for forward foreign currency exchange contracts of $50,000.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments September 30, 2025

	Principal Amount	Value

Short-Term Investments - 65.1%

Repurchase Agreements - 65.1%

Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $4,459,478 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $4,548,270)	$4,459,000	$4,459,000

Total Short-Term Investments (Cost $4,459,000)		4,459,000

[1]

Includes Futures Contracts, Forward Foreign Currency Exchange Contracts and Forward Commodity Exchange Contracts. Please refer to the Open Futures Contracts table, Open Forward Foreign Currency Exchange Contracts table and Open Forward Commodity Exchange Contracts table for the details.

[2]	Includes cash deposits for futures contracts and forward commodity exchange contracts of $2,192,903, which equates to 32.0% of net assets.

Value

Total Investments - 65.1% (Cost $4,459,000)	$4,459,000

Derivatives - 4.0%[1]	271,746

Other Assets, less Liabilities - 30.9%[2]	2,123,285

Net Assets - 100.0%	$6,854,031

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

3 Month CORRA	CAD	3	Long	06/16/26	$526,865	$78

3 Month Euribor	EUR	1	Long	03/13/28	286,703	(353)

3 Month Secured Overnight Financing Rate	USD	1	Long	12/19/28	241,700	(514)

3 Month Secured Overnight Financing Rate	USD	1	Long	06/18/29	241,488	36

3 Month Secured Overnight Financing Rate	USD	1	Long	09/18/29	241,375	61

3 Month Secured Overnight Financing Rate	USD	1	Long	06/20/28	241,925	(164)

3 Month Secured Overnight Financing Rate	USD	1	Long	09/19/28	241,812	(39)

3 Month Secured Overnight Financing Rate	USD	1	Long	12/18/29	241,275	(101)

3 Month Secured Overnight Financing Rate	USD	1	Long	03/20/29	241,587	(39)

Canadian 10 Year Government Bond	CAD	10	Long	12/18/25	879,931	271

Copper[1]	USD	1	Long	12/29/25	121,413	7,098

EURO STOXX 50	EUR	1	Long	12/19/25	65,054	809

Euro-BTP	EUR	1	Long	12/08/25	140,698	(763)

FTSE 100 Index	GBP	2	Long	12/19/25	253,043	2,514

FTSE China A50 Index	USD	26	Long	10/30/25	392,990	(2,827)

FTSE Taiwan Index	USD	5	Long	10/30/25	427,650	(3,306)

Gold[1]	USD	1	Long	12/29/25	387,320	45,948

Hang Seng China Enterprises Index	HKD	2	Long	10/30/25	123,054	3,338

Hang Seng Index	HKD	1	Long	10/30/25	172,913	4,797

Korea 3 Year Government Bond	KRW	1	Long	12/16/25	76,113	(386)

Lean Hogs[1]	USD	4	Long	12/12/25	141,960	231

Live Cattle[1]	USD	2	Long	12/31/25	187,820	(3,935)

Low Sulphur Gasoil[1]	USD	1	Long	01/12/26	66,475	(51)

Low Sulphur Gasoil[1]	USD	1	Long	11/12/25	68,700	(1)

Low Sulphur Gasoil[1]	USD	1	Long	12/11/25	67,350	799

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

OMX Stockholm 30	SEK	3	Long	10/17/25	$84,923	$249

Platinum[1]	USD	3	Long	01/28/26	240,855	20,425

S&P 500 E-Mini Index	USD	14	Long	12/19/25	4,717,125	65,162

S&P/TSX 60 Index Standard	CAD	2	Long	12/18/25	509,535	11,920

SET50 Index	THB	7	Long	12/29/25	35,245	(393)

SFE SPI 200 Index	AUD	3	Long	12/18/25	440,345	(2,437)

SGX Nikkei 225 Index	JPY	1	Long	12/11/25	151,824	5,377

Short-Term Euro-BTP	EUR	6	Long	12/08/25	760,327	(332)

Silver[1]	USD	1	Long	12/29/25	233,200	22,648

Topix Index	JPY	1	Long	12/11/25	212,395	2,824

U.S. Treasury 10 Year Note	USD	2	Long	12/19/25	225,000	(1,174)

U.S. Treasury 10 Year Ultra Bond	USD	1	Long	12/19/25	115,078	(782)

U.S. Treasury 5 Year Note	USD	2	Long	12/31/25	218,391	(1,314)

U.S. Treasury Long Bond	USD	1	Long	12/19/25	116,594	(719)

90 Day Bank Accepted Bill	AUD	6	Short	12/11/25	(3,936,134)	1,262

Australian 3 Year Treasury Bond	AUD	6	Short	12/15/25	(424,179)	(53)

Canola[1]	CAD	5	Short	11/14/25	(43,486)	873

CBOE Volatility Index	USD	1	Short	10/22/25	(17,588)	1,459

CBOE Volatility Index	USD	1	Short	11/19/25	(19,249)	(92)

Corn[1]	USD	7	Short	12/12/25	(145,425)	(1,516)

Cotton No. 2[1]	USD	2	Short	12/08/25	(65,770)	1,165

Euro STOXX 50 Volatility Index	EUR	6	Short	10/22/25	(12,504)	362

Euro-Bobl	EUR	1	Short	12/08/25	(138,315)	(388)

Euro-Bund	EUR	1	Short	12/08/25	(150,948)	(388)

Euro-Buxl	EUR	1	Short	12/08/25	(134,405)	(3,194)

Euro-OAT	EUR	3	Short	12/08/25	(427,413)	(5,085)

Euro-Schatz	EUR	10	Short	12/08/25	(1,255,999)	430

Hard Red Winter Wheat[1]	USD	5	Short	12/12/25	(124,438)	9,360

Japan 10 Year Government Bond	JPY	2	Short	12/15/25	(1,836,427)	16,140

Long Gilt	GBP	3	Short	12/29/25	(366,512)	(1,952)

Natural Gas[1]	USD	3	Short	11/25/25	(116,400)	5,945

Natural Gas[1]	USD	2	Short	12/29/25	(83,540)	2,976

Natural Gas[1]	USD	3	Short	01/28/26	(119,370)	(686)

Natural Gas[1]	USD	2	Short	10/29/25	(66,060)	1,677

NIFTY 50 Index	USD	1	Short	10/28/25	(49,523)	639

Soybean[1]	USD	2	Short	01/14/26	(102,025)	192

Soybean Meal[1]	USD	7	Short	12/12/25	(191,310)	20,684

Soybean Oil[1]	USD	4	Short	12/12/25	(118,776)	968

Sugar#11[1]	USD	13	Short	02/27/26	(241,696)	1,145

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

Wheat[1]	USD	8	Short	12/12/25	$(203,200)	$10,182

					Total	$237,060

[1]	Investment is held by AMG Systematica Subsidiary Fund II, a wholly-owned subsidiary of AMG Systematica Trend-Enhanced Markets Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Sweden Krona

THB	Thai Baht

USD	U.S. Dollar

Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Australian Dollar	29,851	U.S. Dollar	19,754	10/02/25	UBS AG	$(1)

Australian Dollar	11,896	U.S. Dollar	7,873	10/02/25	UBS AG	(2)

Australian Dollar	58,253	U.S. Dollar	38,562	10/02/25	UBS AG	(15)

Australian Dollar	100,000	U.S. Dollar	66,104	10/15/25	UBS AG	81

Australian Dollar	100,000	U.S. Dollar	66,119	10/15/25	UBS AG	66

Australian Dollar	100,000	U.S. Dollar	66,343	10/15/25	UBS AG	(158)

Australian Dollar	100,000	U.S. Dollar	65,252	10/15/25	UBS AG	932

Australian Dollar	100,000	U.S. Dollar	65,814	10/15/25	UBS AG	371

Canadian Dollar	106	U.S. Dollar	76	10/01/25	UBS AG	(0)[1]

Canadian Dollar	1,588	U.S. Dollar	1,141	10/01/25	UBS AG	0 [1]

Canadian Dollar	799	U.S. Dollar	579	10/15/25	UBS AG	(4)

Canadian Dollar	708	U.S. Dollar	512	10/15/25	UBS AG	(3)

Canadian Dollar	1,588	U.S. Dollar	1,141	10/15/25	UBS AG	1

Canadian Dollar	261	U.S. Dollar	189	10/15/25	UBS AG	(1)

Canadian Dollar	140,756	U.S. Dollar	102,523	10/15/25	UBS AG	(1,306)

Canadian Dollar	800	U.S. Dollar	580	10/15/25	UBS AG	(5)

Canadian Dollar	1,767	U.S. Dollar	1,277	10/15/25	UBS AG	(6)

Canadian Dollar	799	U.S. Dollar	580	10/15/25	UBS AG	(5)

Canadian Dollar	986	U.S. Dollar	715	10/15/25	UBS AG	(6)

Canadian Dollar	141,415	U.S. Dollar	102,867	10/15/25	UBS AG	(1,176)

Swiss Franc	636	U.S. Dollar	799	10/01/25	UBS AG	(0)[1]

Swiss Franc	540	U.S. Dollar	674	10/15/25	UBS AG	6

Swiss Franc	45,901	U.S. Dollar	57,282	10/15/25	UBS AG	487

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Swiss Franc	45,901	U.S. Dollar	57,375	10/15/25	UBS AG	$393

Swiss Franc	377	U.S. Dollar	475	10/15/25	UBS AG	(0)[1]

Swiss Franc	401	U.S. Dollar	500	10/15/25	UBS AG	5

Swiss Franc	793	U.S. Dollar	1,003	10/15/25	UBS AG	(5)

Swiss Franc	433	U.S. Dollar	544	10/15/25	UBS AG	1

Swiss Franc	1,144	U.S. Dollar	1,433	10/15/25	UBS AG	6

Swiss Franc	1,628	U.S. Dollar	2,051	10/15/25	UBS AG	(2)

Swiss Franc	34,286	U.S. Dollar	43,122	10/15/25	UBS AG	29

Swiss Franc	224	U.S. Dollar	284	10/15/25	UBS AG	(2)

Swiss Franc	78,680	U.S. Dollar	100,194	10/15/25	UBS AG	(1,171)

Swiss Franc	104	U.S. Dollar	131	10/15/25	UBS AG	(0)[1]

Swiss Franc	34,296	U.S. Dollar	43,300	10/15/25	UBS AG	(137)

Swiss Franc	1,582	U.S. Dollar	1,991	10/15/25	UBS AG	(0)[1]

Chinese Offshore Yuan	2,623	U.S. Dollar	368	10/09/25	UBS AG	0 [1]

Chinese Offshore Yuan	712,210	U.S. Dollar	100,000	10/09/25	UBS AG	(20)

Chinese Offshore Yuan	3,400	U.S. Dollar	477	10/10/25	UBS AG	0 [1]

Chinese Offshore Yuan	709,212	U.S. Dollar	99,995	10/15/25	UBS AG	(392)

Chinese Offshore Yuan	399,714	U.S. Dollar	56,358	10/15/25	UBS AG	(222)

Chinese Offshore Yuan	717,170	U.S. Dollar	100,718	10/15/25	UBS AG	2

Chinese Offshore Yuan	1,899	U.S. Dollar	267	10/15/25	UBS AG	(1)

Chinese Offshore Yuan	4,289	U.S. Dollar	603	10/15/25	UBS AG	(1)

Chinese Offshore Yuan	27,841	U.S. Dollar	3,919	10/15/25	UBS AG	(9)

Chinese Offshore Yuan	709,621	U.S. Dollar	99,932	10/15/25	UBS AG	(272)

Chinese Offshore Yuan	1,353	U.S. Dollar	190	10/15/25	UBS AG	(0)[1]

Chinese Offshore Yuan	11,750	U.S. Dollar	1,661	11/19/25	UBS AG	(7)

Chinese Offshore Yuan	307,074	U.S. Dollar	43,410	11/19/25	UBS AG	(178)

Chinese Offshore Yuan	714,833	U.S. Dollar	100,678	11/19/25	UBS AG	(38)

Chinese Offshore Yuan	1,813,715	U.S. Dollar	255,797	11/19/25	UBS AG	(448)

Euro	100,000	U.S. Dollar	118,162	10/15/25	UBS AG	(646)

Euro	200,000	U.S. Dollar	235,355	10/15/25	UBS AG	(324)

British Pound	100,000	U.S. Dollar	134,985	10/15/25	UBS AG	(483)

British Pound	100,000	U.S. Dollar	135,267	10/15/25	UBS AG	(765)

British Pound	100,000	U.S. Dollar	135,143	10/15/25	UBS AG	(641)

British Pound	100,000	U.S. Dollar	135,323	10/15/25	UBS AG	(821)

Hungarian Forint	688,660	U.S. Dollar	2,069	10/01/25	UBS AG	4

Hungarian Forint	999	U.S. Dollar	3	10/01/25	UBS AG	0 [1]

Hungarian Forint	1,018,317	U.S. Dollar	3,057	10/15/25	UBS AG	6

Hungarian Forint	674,417	U.S. Dollar	1,989	10/15/25	UBS AG	39

Hungarian Forint	108,040	U.S. Dollar	323	10/15/25	UBS AG	2

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Hungarian Forint	236,178	U.S. Dollar	700	10/15/25	UBS AG	$10

Hungarian Forint	31,718,076	U.S. Dollar	96,039	10/15/25	UBS AG	(646)

Hungarian Forint	1,694,687	U.S. Dollar	5,049	10/15/25	UBS AG	48

Hungarian Forint	222,695	U.S. Dollar	667	10/15/25	UBS AG	3

Hungarian Forint	272,612	U.S. Dollar	822	10/15/25	UBS AG	(2)

Hungarian Forint	917,972	U.S. Dollar	2,778	10/15/25	UBS AG	(17)

Hungarian Forint	188,331	U.S. Dollar	561	10/15/25	UBS AG	6

Hungarian Forint	188,330	U.S. Dollar	561	10/15/25	UBS AG	5

Hungarian Forint	1,209,342	U.S. Dollar	3,600	10/15/25	UBS AG	37

Hungarian Forint	15,896,215	U.S. Dollar	47,345	10/15/25	UBS AG	464

Hungarian Forint	15,896,214	U.S. Dollar	47,367	10/15/25	UBS AG	441

Hungarian Forint	102,075,375	U.S. Dollar	303,877	10/15/25	UBS AG	3,119

Hungarian Forint	777,373	U.S. Dollar	2,336	10/15/25	UBS AG	2

Hungarian Forint	198,866	U.S. Dollar	590	10/15/25	UBS AG	9

Hungarian Forint	240,453	U.S. Dollar	716	10/15/25	UBS AG	7

Indian Rupee	6,732	U.S. Dollar	76	12/17/25	UBS AG	(1)

Indian Rupee	22,023	U.S. Dollar	247	12/17/25	UBS AG	(0)[1]

Indian Rupee	84,680	U.S. Dollar	958	12/17/25	UBS AG	(9)

Indian Rupee	87,075	U.S. Dollar	985	12/17/25	UBS AG	(9)

Indian Rupee	72,069	U.S. Dollar	811	12/17/25	UBS AG	(3)

Indian Rupee	887	U.S. Dollar	10	12/17/25	UBS AG	(0)[1]

Indian Rupee	83,418	U.S. Dollar	945	12/17/25	UBS AG	(10)

Indian Rupee	90,651	U.S. Dollar	1,027	12/17/25	UBS AG	(11)

Indian Rupee	3,460,188	U.S. Dollar	38,796	12/17/25	UBS AG	(1)

Indian Rupee	11,506	U.S. Dollar	130	12/17/25	UBS AG	(1)

Indian Rupee	242,230	U.S. Dollar	2,735	12/17/25	UBS AG	(19)

Indian Rupee	267,165	U.S. Dollar	3,021	12/17/25	UBS AG	(26)

Indian Rupee	1,607,460	U.S. Dollar	18,018	12/17/25	UBS AG	4

Indian Rupee	3,851,910	U.S. Dollar	43,186	12/17/25	UBS AG	1

Japanese Yen	743	U.S. Dollar	5	10/01/25	UBS AG	0 [1]

Japanese Yen	27,158	U.S. Dollar	182	10/01/25	UBS AG	2

Japanese Yen	84,289	U.S. Dollar	565	10/01/25	UBS AG	5

Japanese Yen	482,248	U.S. Dollar	3,241	10/02/25	UBS AG	21

Japanese Yen	7,052	U.S. Dollar	48	10/15/25	UBS AG	(0)[1]

Japanese Yen	112,190	U.S. Dollar	759	10/15/25	UBS AG	1

Japanese Yen	422,237	U.S. Dollar	2,875	10/15/25	UBS AG	(15)

Japanese Yen	677,761	U.S. Dollar	4,622	10/15/25	UBS AG	(31)

Japanese Yen	32,171	U.S. Dollar	218	10/15/25	UBS AG	0 [1]

Japanese Yen	38,309	U.S. Dollar	259	10/15/25	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Japanese Yen	14,470,887	U.S. Dollar	98,286	10/15/25	UBS AG	$(269)

Japanese Yen	14,830,957	U.S. Dollar	101,412	10/15/25	UBS AG	(957)

Korean Won	190,583	U.S. Dollar	138	12/17/25	UBS AG	(2)

Korean Won	131,071	U.S. Dollar	95	12/17/25	UBS AG	(1)

Korean Won	139,277	U.S. Dollar	101	12/17/25	UBS AG	(1)

Korean Won	166,813	U.S. Dollar	121	12/17/25	UBS AG	(2)

Korean Won	607,922	U.S. Dollar	442	12/17/25	UBS AG	(7)

Korean Won	1,200,735	U.S. Dollar	866	12/17/25	UBS AG	(7)

Korean Won	1,598,139	U.S. Dollar	1,155	12/17/25	UBS AG	(11)

Korean Won	41,416	U.S. Dollar	30	12/17/25	UBS AG	(0)[1]

Korean Won	313,512	U.S. Dollar	227	12/17/25	UBS AG	(3)

Korean Won	1,212,038	U.S. Dollar	873	12/17/25	UBS AG	(6)

Korean Won	1,442,096	U.S. Dollar	1,032	12/17/25	UBS AG	(0)[1]

Korean Won	155,280	U.S. Dollar	112	12/17/25	UBS AG	(1)

Korean Won	321,312	U.S. Dollar	232	12/17/25	UBS AG	(2)

Korean Won	475,070	U.S. Dollar	344	12/17/25	UBS AG	(4)

Korean Won	2,636,660	U.S. Dollar	1,887	12/17/25	UBS AG	(0)[1]

Korean Won	2,093,404	U.S. Dollar	1,522	12/17/25	UBS AG	(24)

Mexico Peso	50,973	U.S. Dollar	2,779	10/01/25	UBS AG	4

Mexico Peso	1,753	U.S. Dollar	95	10/15/25	UBS AG	1

Mexico Peso	3,360	U.S. Dollar	183	10/15/25	UBS AG	0 [1]

Mexico Peso	950,677	U.S. Dollar	50,829	10/15/25	UBS AG	997

Mexico Peso	1,118,790	U.S. Dollar	59,821	10/15/25	UBS AG	1,170

Mexico Peso	1,852,439	U.S. Dollar	100,702	10/15/25	UBS AG	283

Mexico Peso	4,187,088	U.S. Dollar	223,621	10/15/25	UBS AG	4,638

Mexico Peso	1,118,790	U.S. Dollar	59,757	10/15/25	UBS AG	1,234

Mexico Peso	1,118,789	U.S. Dollar	59,874	10/15/25	UBS AG	1,117

Mexico Peso	4,201,020	U.S. Dollar	224,863	10/15/25	UBS AG	4,156

Mexico Peso	11,652	U.S. Dollar	620	10/15/25	UBS AG	15

Mexico Peso	1,402	U.S. Dollar	76	10/15/25	UBS AG	0 [1]

Mexico Peso	4,482	U.S. Dollar	243	10/15/25	UBS AG	1

Mexico Peso	33,258	U.S. Dollar	1,772	10/15/25	UBS AG	41

Mexico Peso	58,349	U.S. Dollar	3,163	10/15/25	UBS AG	18

Mexico Peso	1,118,790	U.S. Dollar	59,739	10/15/25	UBS AG	1,252

Mexico Peso	1,118,790	U.S. Dollar	59,799	10/15/25	UBS AG	1,192

Mexico Peso	1,942,626	U.S. Dollar	103,635	10/15/25	UBS AG	2,267

Norwegian Krone	23,307	U.S. Dollar	2,339	10/01/25	UBS AG	(3)

Norwegian Krone	100	U.S. Dollar	10	10/02/25	UBS AG	(0)[1]

Norwegian Krone	5	U.S. Dollar	1	10/15/25	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Norwegian Krone	3,625	U.S. Dollar	369	10/15/25	UBS AG	$(5)

Norwegian Krone	20,910	U.S. Dollar	2,091	10/15/25	UBS AG	5

Norwegian Krone	1,009,098	U.S. Dollar	100,166	10/15/25	UBS AG	960

Norwegian Krone	2,108,792	U.S. Dollar	208,986	10/15/25	UBS AG	2,347

Norwegian Krone	975	U.S. Dollar	97	10/15/25	UBS AG	1

Norwegian Krone	974,356	U.S. Dollar	98,605	10/15/25	UBS AG	(959)

Norwegian Krone	33,271	U.S. Dollar	3,345	10/15/25	UBS AG	(11)

Norwegian Krone	22,443	U.S. Dollar	2,263	10/15/25	UBS AG	(14)

Norwegian Krone	25,044	U.S. Dollar	2,498	10/15/25	UBS AG	12

Norwegian Krone	32,829	U.S. Dollar	3,297	10/15/25	UBS AG	(7)

Norwegian Krone	16,342	U.S. Dollar	1,652	10/15/25	UBS AG	(15)

New Zealand Dollar	100,000	U.S. Dollar	59,108	10/15/25	UBS AG	(1,098)

New Zealand Dollar	100,000	U.S. Dollar	59,651	10/15/25	UBS AG	(1,641)

Poland Zloty	3,602	U.S. Dollar	992	10/01/25	UBS AG	(1)

Poland Zloty	6,389	U.S. Dollar	1,760	10/15/25	UBS AG	(2)

Poland Zloty	10,865	U.S. Dollar	2,990	10/15/25	UBS AG	(1)

Poland Zloty	824	U.S. Dollar	226	10/15/25	UBS AG	0 [1]

Poland Zloty	891	U.S. Dollar	246	10/15/25	UBS AG	(1)

Poland Zloty	926	U.S. Dollar	256	10/15/25	UBS AG	(1)

Poland Zloty	2,740	U.S. Dollar	756	10/15/25	UBS AG	(2)

Poland Zloty	3,304	U.S. Dollar	905	10/15/25	UBS AG	4

Poland Zloty	11,873	U.S. Dollar	3,250	10/15/25	UBS AG	16

Poland Zloty	252,979	U.S. Dollar	69,531	10/15/25	UBS AG	57

Poland Zloty	273,739	U.S. Dollar	75,561	10/15/25	UBS AG	(263)

Poland Zloty	284,634	U.S. Dollar	78,613	10/15/25	UBS AG	(318)

Poland Zloty	1,692	U.S. Dollar	467	10/15/25	UBS AG	(2)

Poland Zloty	4,954	U.S. Dollar	1,372	10/15/25	UBS AG	(9)

Poland Zloty	8,472	U.S. Dollar	2,329	10/15/25	UBS AG	2

Poland Zloty	351,503	U.S. Dollar	97,165	10/15/25	UBS AG	(477)

Poland Zloty	592	U.S. Dollar	164	10/15/25	UBS AG	(1)

Poland Zloty	925	U.S. Dollar	256	10/15/25	UBS AG	(1)

Poland Zloty	284,633	U.S. Dollar	78,626	10/15/25	UBS AG	(331)

Sweden Krona	11,753	U.S. Dollar	1,249	10/01/25	UBS AG	(1)

Sweden Krona	827	U.S. Dollar	88	10/02/25	UBS AG	(0)[1]

Sweden Krona	9	U.S. Dollar	1	10/02/25	UBS AG	0 [1]

Sweden Krona	27,399	U.S. Dollar	2,914	10/15/25	UBS AG	(1)

Sweden Krona	13,035	U.S. Dollar	1,391	10/15/25	UBS AG	(5)

Sweden Krona	20,864	U.S. Dollar	2,235	10/15/25	UBS AG	(16)

Sweden Krona	926,257	U.S. Dollar	99,586	10/15/25	UBS AG	(1,100)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

Sweden Krona	1,873,401	U.S. Dollar	200,659	10/15/25	UBS AG	$(1,465)

Sweden Krona	21,955	U.S. Dollar	2,328	10/15/25	UBS AG	7

Sweden Krona	3,133	U.S. Dollar	339	10/15/25	UBS AG	(6)

Sweden Krona	11,377	U.S. Dollar	1,216	10/15/25	UBS AG	(6)

Sweden Krona	13,816	U.S. Dollar	1,477	10/15/25	UBS AG	(8)

Sweden Krona	422	U.S. Dollar	45	10/15/25	UBS AG	(0)[1]

Singapore Dollar	59,977	U.S. Dollar	46,512	10/01/25	UBS AG	(13)

Singapore Dollar	68,972	U.S. Dollar	53,488	10/01/25	UBS AG	(15)

Singapore Dollar	1,004	U.S. Dollar	778	10/01/25	UBS AG	0 [1]

Singapore Dollar	121	U.S. Dollar	94	10/02/25	UBS AG	0 [1]

Singapore Dollar	1	U.S. Dollar	1	10/15/25	UBS AG	0 [1]

Singapore Dollar	128,192	U.S. Dollar	100,069	10/15/25	UBS AG	(569)

Singapore Dollar	129,218	U.S. Dollar	100,870	10/15/25	UBS AG	(574)

Singapore Dollar	6	U.S. Dollar	5	10/15/25	UBS AG	(0)[1]

Singapore Dollar	128,675	U.S. Dollar	100,280	10/15/25	UBS AG	(405)

Singapore Dollar	19	U.S. Dollar	15	10/15/25	UBS AG	(0)[1]

Singapore Dollar	128,029	U.S. Dollar	100,378	10/15/25	UBS AG	(1,005)

Singapore Dollar	5	U.S. Dollar	4	10/15/25	UBS AG	(0)[1]

Singapore Dollar	28	U.S. Dollar	22	10/15/25	UBS AG	(0)[1]

Singapore Dollar	448	U.S. Dollar	350	10/15/25	UBS AG	(2)

Singapore Dollar	129,953	U.S. Dollar	101,123	11/19/25	UBS AG	9

Singapore Dollar	121	U.S. Dollar	94	11/19/25	UBS AG	0 [1]

Taiwan Dollar	48,632	U.S. Dollar	1,636	12/17/25	UBS AG	(31)

Taiwan Dollar	451	U.S. Dollar	15	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	909	U.S. Dollar	30	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	6,890	U.S. Dollar	227	12/17/25	UBS AG	0 [1]

Taiwan Dollar	8,878	U.S. Dollar	297	12/17/25	UBS AG	(4)

Taiwan Dollar	10,371	U.S. Dollar	347	12/17/25	UBS AG	(5)

Taiwan Dollar	11,090	U.S. Dollar	370	12/17/25	UBS AG	(4)

Taiwan Dollar	20,113	U.S. Dollar	671	12/17/25	UBS AG	(7)

Taiwan Dollar	23,958	U.S. Dollar	799	12/17/25	UBS AG	(8)

Taiwan Dollar	40,324	U.S. Dollar	1,349	12/17/25	UBS AG	(18)

Taiwan Dollar	46,965	U.S. Dollar	1,558	12/17/25	UBS AG	(8)

Taiwan Dollar	60,657	U.S. Dollar	1,996	12/17/25	UBS AG	6

Taiwan Dollar	421	U.S. Dollar	14	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	813	U.S. Dollar	27	12/17/25	UBS AG	(0)[1]

Taiwan Dollar	61	U.S. Dollar	2	12/17/25	UBS AG	0 [1]

Taiwan Dollar	5,427	U.S. Dollar	181	12/17/25	UBS AG	(2)

Taiwan Dollar	11,897	U.S. Dollar	398	12/17/25	UBS AG	(5)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

South Africa Rand	33,529	U.S. Dollar	1,945	10/01/25	UBS AG	$(3)

South Africa Rand	35	U.S. Dollar	2	10/01/25	UBS AG	0 [1]

South Africa Rand	21,994	U.S. Dollar	1,237	10/15/25	UBS AG	35

South Africa Rand	42,934	U.S. Dollar	2,444	10/15/25	UBS AG	40

South Africa Rand	1,697,782	U.S. Dollar	97,752	10/15/25	UBS AG	451

South Africa Rand	2,087,413	U.S. Dollar	117,634	10/15/25	UBS AG	3,106

South Africa Rand	39,189	U.S. Dollar	2,269	10/15/25	UBS AG	(2)

South Africa Rand	42,784	U.S. Dollar	2,448	10/15/25	UBS AG	27

South Africa Rand	2,087,413	U.S. Dollar	118,756	10/15/25	UBS AG	1,984

South Africa Rand	12,985	U.S. Dollar	739	10/15/25	UBS AG	12

South Africa Rand	583,005	U.S. Dollar	33,244	10/15/25	UBS AG	478

South Africa Rand	583,005	U.S. Dollar	33,284	10/15/25	UBS AG	438

South Africa Rand	7,685	U.S. Dollar	443	10/15/25	UBS AG	2

U.S. Dollar	65,408	Australian Dollar	100,000	10/15/25	UBS AG	(777)

U.S. Dollar	65,310	Australian Dollar	100,000	10/15/25	UBS AG	(875)

U.S. Dollar	1,140	Canadian Dollar	1,588	10/01/25	UBS AG	(1)

U.S. Dollar	76	Canadian Dollar	106	10/01/25	UBS AG	(0)[1]

U.S. Dollar	88,034	Canadian Dollar	121,555	10/15/25	UBS AG	624

U.S. Dollar	100,738	Canadian Dollar	139,110	10/15/25	UBS AG	705

U.S. Dollar	939	Canadian Dollar	1,295	10/15/25	UBS AG	8

U.S. Dollar	103,363	Canadian Dollar	143,902	10/15/25	UBS AG	(116)

U.S. Dollar	1,308	Canadian Dollar	1,821	10/15/25	UBS AG	(2)

U.S. Dollar	906	Canadian Dollar	1,246	10/15/25	UBS AG	10

U.S. Dollar	690	Canadian Dollar	949	10/15/25	UBS AG	7

U.S. Dollar	288	Canadian Dollar	399	10/15/25	UBS AG	2

U.S. Dollar	71	Canadian Dollar	98	10/15/25	UBS AG	0 [1]

U.S. Dollar	56,801	Canadian Dollar	78,420	10/15/25	UBS AG	410

U.S. Dollar	1,579	Canadian Dollar	2,172	10/15/25	UBS AG	17

U.S. Dollar	76	Canadian Dollar	106	10/15/25	UBS AG	0 [1]

U.S. Dollar	99,089	Canadian Dollar	136,871	10/15/25	UBS AG	666

U.S. Dollar	88,138	Canadian Dollar	121,556	10/15/25	UBS AG	728

U.S. Dollar	101,324	Canadian Dollar	139,978	10/15/25	UBS AG	666

U.S. Dollar	898	Canadian Dollar	1,238	10/15/25	UBS AG	8

U.S. Dollar	108,766	Canadian Dollar	150,055	10/15/25	UBS AG	862

U.S. Dollar	88,228	Canadian Dollar	121,555	10/15/25	UBS AG	819

U.S. Dollar	71,187	Canadian Dollar	98,026	10/15/25	UBS AG	697

U.S. Dollar	1,905	Canadian Dollar	2,633	10/15/25	UBS AG	12

U.S. Dollar	795	Swiss Franc	633	10/01/25	UBS AG	(1)

U.S. Dollar	4	Swiss Franc	3	10/01/25	UBS AG	(0)[1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	473	Swiss Franc	377	10/02/25	UBS AG	$(0)[1]

U.S. Dollar	714	Swiss Franc	567	10/15/25	UBS AG	1

U.S. Dollar	340	Swiss Franc	270	10/15/25	UBS AG	0 [1]

U.S. Dollar	301	Swiss Franc	241	10/15/25	UBS AG	(3)

U.S. Dollar	301	Swiss Franc	241	10/15/25	UBS AG	(2)

U.S. Dollar	322	Swiss Franc	258	10/15/25	UBS AG	(2)

U.S. Dollar	3,032	Swiss Franc	2,411	10/15/25	UBS AG	(2)

U.S. Dollar	801	Swiss Franc	636	10/15/25	UBS AG	0 [1]

U.S. Dollar	659	Swiss Franc	521	10/15/25	UBS AG	3

U.S. Dollar	9	Swiss Franc	7	10/15/25	UBS AG	0 [1]

U.S. Dollar	2,643	Swiss Franc	2,082	10/15/25	UBS AG	23

U.S. Dollar	100,372	Chinese Offshore Yuan	714,833	10/09/25	UBS AG	23

U.S. Dollar	477	Chinese Offshore Yuan	3,400	10/10/25	UBS AG	(0)[1]

U.S. Dollar	100,461	Chinese Offshore Yuan	715,639	10/15/25	UBS AG	(44)

U.S. Dollar	409	Chinese Offshore Yuan	2,911	10/15/25	UBS AG	0 [1]

U.S. Dollar	83	Chinese Offshore Yuan	591	10/15/25	UBS AG	0 [1]

U.S. Dollar	239	Chinese Offshore Yuan	1,701	10/15/25	UBS AG	1

U.S. Dollar	1,657	Chinese Offshore Yuan	11,750	10/15/25	UBS AG	7

U.S. Dollar	74	Chinese Offshore Yuan	532	10/15/25	UBS AG	(0)[1]

U.S. Dollar	255,163	Chinese Offshore Yuan	1,813,715	10/15/25	UBS AG	442

U.S. Dollar	2,931	Chinese Offshore Yuan	20,820	10/15/25	UBS AG	7

U.S. Dollar	412	Chinese Offshore Yuan	2,947	10/15/25	UBS AG	(2)

U.S. Dollar	69	Chinese Offshore Yuan	491	10/15/25	UBS AG	0 [1]

U.S. Dollar	478	Chinese Offshore Yuan	3,400	11/19/25	UBS AG	(0)[1]

U.S. Dollar	99,321	Chinese Offshore Yuan	705,553	11/19/25	UBS AG	(13)

U.S. Dollar	99,919	Chinese Offshore Yuan	711,141	11/19/25	UBS AG	(202)

U.S. Dollar	137	Chinese Offshore Yuan	975	11/19/25	UBS AG	0 [1]

U.S. Dollar	605	Chinese Offshore Yuan	4,289	11/19/25	UBS AG	1

U.S. Dollar	250	Chinese Offshore Yuan	1,771	11/19/25	UBS AG	1

U.S. Dollar	134,472	British Pound	100,000	10/15/25	UBS AG	(29)

U.S. Dollar	134,768	British Pound	100,000	10/15/25	UBS AG	266

U.S. Dollar	2,072	Hungarian Forint	689,659	10/01/25	UBS AG	(4)

U.S. Dollar	1,057	Hungarian Forint	352,415	10/02/25	UBS AG	(4)

U.S. Dollar	2	Hungarian Forint	664	10/02/25	UBS AG	0 [1]

U.S. Dollar	3,073	Hungarian Forint	1,035,959	10/15/25	UBS AG	(43)

U.S. Dollar	2,112	Hungarian Forint	695,327	10/15/25	UBS AG	21

U.S. Dollar	2,067	Hungarian Forint	688,660	10/15/25	UBS AG	(4)

U.S. Dollar	3,170	Hungarian Forint	1,063,127	10/15/25	UBS AG	(28)

U.S. Dollar	2,675	Hungarian Forint	891,064	10/15/25	UBS AG	(5)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	892	Hungarian Forint	295,135	10/15/25	UBS AG	$4

U.S. Dollar	3,831	Hungarian Forint	1,268,383	10/15/25	UBS AG	17

U.S. Dollar	675	Hungarian Forint	229,294	10/15/25	UBS AG	(15)

U.S. Dollar	100,000	Indian Rupee	8,863,000	12/17/25	UBS AG	630

U.S. Dollar	535,762	Indian Rupee	47,407,959	12/17/25	UBS AG	4,236

U.S. Dollar	1,128	Indian Rupee	100,213	12/17/25	UBS AG	4

U.S. Dollar	1,376	Indian Rupee	121,956	12/17/25	UBS AG	9

U.S. Dollar	100,000	Indian Rupee	8,920,460	12/17/25	UBS AG	(14)

U.S. Dollar	1,697	Indian Rupee	150,224	12/17/25	UBS AG	13

U.S. Dollar	1,482	Indian Rupee	131,253	12/17/25	UBS AG	10

U.S. Dollar	1,244	Indian Rupee	110,164	12/17/25	UBS AG	9

U.S. Dollar	1,148	Indian Rupee	101,680	12/17/25	UBS AG	8

U.S. Dollar	1,023	Indian Rupee	90,546	12/17/25	UBS AG	8

U.S. Dollar	608	Indian Rupee	53,861	12/17/25	UBS AG	4

U.S. Dollar	357	Indian Rupee	31,625	12/17/25	UBS AG	2

U.S. Dollar	308	Indian Rupee	27,448	12/17/25	UBS AG	0 [1]

U.S. Dollar	234	Indian Rupee	20,706	12/17/25	UBS AG	2

U.S. Dollar	48	Indian Rupee	4,252	12/17/25	UBS AG	0 [1]

U.S. Dollar	41	Indian Rupee	3,654	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,448	Indian Rupee	128,348	12/17/25	UBS AG	9

U.S. Dollar	60,607	Indian Rupee	5,365,879	12/17/25	UBS AG	446

U.S. Dollar	2,631	Indian Rupee	234,674	12/17/25	UBS AG	(0)[1]

U.S. Dollar	2,152	Indian Rupee	190,653	12/17/25	UBS AG	14

U.S. Dollar	1,585	Indian Rupee	141,398	12/17/25	UBS AG	(0)[1]

U.S. Dollar	1,082	Indian Rupee	95,867	12/17/25	UBS AG	7

U.S. Dollar	225	Indian Rupee	20,043	12/17/25	UBS AG	0 [1]

U.S. Dollar	104	Indian Rupee	9,264	12/17/25	UBS AG	0 [1]

U.S. Dollar	73	Indian Rupee	6,460	12/17/25	UBS AG	1

U.S. Dollar	758	Japanese Yen	112,190	10/01/25	UBS AG	(1)

U.S. Dollar	1	Japanese Yen	148	10/02/25	UBS AG	0 [1]

U.S. Dollar	102,556	Japanese Yen	15,342,495	10/15/25	UBS AG	(1,365)

U.S. Dollar	98,894	Japanese Yen	14,565,226	10/15/25	UBS AG	238

U.S. Dollar	2,879	Japanese Yen	425,378	10/15/25	UBS AG	(2)

U.S. Dollar	3,030	Japanese Yen	449,813	10/15/25	UBS AG	(17)

U.S. Dollar	398,024	Japanese Yen	58,791,040	10/15/25	UBS AG	(190)

U.S. Dollar	4,340	Japanese Yen	641,383	10/15/25	UBS AG	(5)

U.S. Dollar	1,642	Japanese Yen	241,258	10/15/25	UBS AG	7

U.S. Dollar	1,309	Japanese Yen	191,786	10/15/25	UBS AG	10

U.S. Dollar	14	Japanese Yen	2,079	10/15/25	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	98,429	Japanese Yen	14,531,860	10/15/25	UBS AG	$(1)

U.S. Dollar	312	Japanese Yen	46,078	10/15/25	UBS AG	(0)[1]

U.S. Dollar	69	Japanese Yen	10,199	10/15/25	UBS AG	(0)[1]

U.S. Dollar	30,316	Korean Won	41,862,514	12/17/25	UBS AG	363

U.S. Dollar	25,459	Korean Won	35,213,764	12/17/25	UBS AG	263

U.S. Dollar	651	Korean Won	903,347	12/17/25	UBS AG	5

U.S. Dollar	554	Korean Won	778,054	12/17/25	UBS AG	(3)

U.S. Dollar	428	Korean Won	594,265	12/17/25	UBS AG	3

U.S. Dollar	425	Korean Won	590,057	12/17/25	UBS AG	3

U.S. Dollar	256	Korean Won	352,791	12/17/25	UBS AG	4

U.S. Dollar	202	Korean Won	279,548	12/17/25	UBS AG	2

U.S. Dollar	180	Korean Won	249,244	12/17/25	UBS AG	2

U.S. Dollar	44	Korean Won	60,895	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,503	Korean Won	2,086,630	12/17/25	UBS AG	10

U.S. Dollar	859	Korean Won	1,192,584	12/17/25	UBS AG	6

U.S. Dollar	738	Korean Won	1,030,086	12/17/25	UBS AG	1

U.S. Dollar	204	Korean Won	282,460	12/17/25	UBS AG	2

U.S. Dollar	1,279	Korean Won	1,787,582	12/17/25	UBS AG	(0)[1]

U.S. Dollar	1,229	Korean Won	1,717,134	12/17/25	UBS AG	0 [1]

U.S. Dollar	928	Korean Won	1,283,136	12/17/25	UBS AG	10

U.S. Dollar	297	Korean Won	408,886	12/17/25	UBS AG	4

U.S. Dollar	245	Korean Won	344,090	12/17/25	UBS AG	(1)

U.S. Dollar	122	Korean Won	169,123	12/17/25	UBS AG	1

U.S. Dollar	118	Korean Won	164,640	12/17/25	UBS AG	0 [1]

U.S. Dollar	86	Korean Won	119,194	12/17/25	UBS AG	1

U.S. Dollar	85	Korean Won	117,350	12/17/25	UBS AG	1

U.S. Dollar	100,000	Korean Won	138,447,030	12/17/25	UBS AG	938

U.S. Dollar	74,651	Korean Won	103,425,039	12/17/25	UBS AG	648

U.S. Dollar	10,703	Korean Won	14,775,006	12/17/25	UBS AG	131

U.S. Dollar	10,159	Korean Won	14,036,256	12/17/25	UBS AG	115

U.S. Dollar	49,575	Korean Won	68,640,218	12/17/25	UBS AG	461

U.S. Dollar	2,782	Mexico Peso	50,973	10/01/25	UBS AG	(1)

U.S. Dollar	100,965	Mexico Peso	1,884,291	10/15/25	UBS AG	(1,757)

U.S. Dollar	4,498	Mexico Peso	82,478	10/15/25	UBS AG	2

U.S. Dollar	3,822	Mexico Peso	70,642	10/15/25	UBS AG	(29)

U.S. Dollar	3,159	Mexico Peso	58,040	10/15/25	UBS AG	(5)

U.S. Dollar	28	Mexico Peso	528	10/15/25	UBS AG	(1)

U.S. Dollar	24	Mexico Peso	448	10/15/25	UBS AG	(0)[1]

U.S. Dollar	2,775	Mexico Peso	50,973	10/15/25	UBS AG	(4)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	130	Mexico Peso	2,431	10/15/25	UBS AG	$(3)

U.S. Dollar	94	Mexico Peso	1,747	10/15/25	UBS AG	(2)

U.S. Dollar	28	Mexico Peso	528	10/15/25	UBS AG	(1)

U.S. Dollar	94,813	Mexico Peso	1,750,996	10/15/25	UBS AG	(642)

U.S. Dollar	1,141	Mexico Peso	21,328	10/15/25	UBS AG	(22)

U.S. Dollar	2,974	Mexico Peso	54,734	10/15/25	UBS AG	(10)

U.S. Dollar	2,543	Mexico Peso	47,124	10/15/25	UBS AG	(26)

U.S. Dollar	2,247	Mexico Peso	42,043	10/15/25	UBS AG	(45)

U.S. Dollar	1,952	Mexico Peso	36,264	10/15/25	UBS AG	(25)

U.S. Dollar	28	Mexico Peso	528	10/15/25	UBS AG	(1)

U.S. Dollar	1,914	Norwegian Krone	19,056	10/01/25	UBS AG	4

U.S. Dollar	427	Norwegian Krone	4,251	10/01/25	UBS AG	1

U.S. Dollar	9,649	Norwegian Krone	97,367	10/15/25	UBS AG	(108)

U.S. Dollar	1,246	Norwegian Krone	12,203	10/15/25	UBS AG	24

U.S. Dollar	1,670	Norwegian Krone	16,582	10/15/25	UBS AG	8

U.S. Dollar	3,778	Norwegian Krone	37,540	10/15/25	UBS AG	16

U.S. Dollar	3,253	Norwegian Krone	32,023	10/15/25	UBS AG	44

U.S. Dollar	1,301	Norwegian Krone	13,079	10/15/25	UBS AG	(9)

U.S. Dollar	2,339	Norwegian Krone	23,307	10/15/25	UBS AG	3

U.S. Dollar	2,183	Norwegian Krone	21,509	10/15/25	UBS AG	27

U.S. Dollar	381	Norwegian Krone	3,772	10/15/25	UBS AG	3

U.S. Dollar	58,795	New Zealand Dollar	100,000	10/15/25	UBS AG	785

U.S. Dollar	36,596	New Zealand Dollar	61,479	10/15/25	UBS AG	932

U.S. Dollar	36,482	New Zealand Dollar	61,479	10/15/25	UBS AG	818

U.S. Dollar	29,446	New Zealand Dollar	50,137	10/15/25	UBS AG	362

U.S. Dollar	18,329	New Zealand Dollar	30,739	10/15/25	UBS AG	497

U.S. Dollar	58,509	New Zealand Dollar	100,000	10/15/25	UBS AG	499

U.S. Dollar	57,640	New Zealand Dollar	100,000	10/15/25	UBS AG	(370)

U.S. Dollar	38,500	New Zealand Dollar	65,427	10/15/25	UBS AG	546

U.S. Dollar	18,264	New Zealand Dollar	30,739	10/15/25	UBS AG	433

U.S. Dollar	990	Poland Zloty	3,602	10/01/25	UBS AG	(1)

U.S. Dollar	906	Poland Zloty	3,293	10/02/25	UBS AG	(0)[1]

U.S. Dollar	1,628	Poland Zloty	5,894	10/15/25	UBS AG	6

U.S. Dollar	1,110	Poland Zloty	4,046	10/15/25	UBS AG	(3)

U.S. Dollar	15	Poland Zloty	54	10/15/25	UBS AG	(0)[1]

U.S. Dollar	1,908	Poland Zloty	6,901	10/15/25	UBS AG	10

U.S. Dollar	1,528	Poland Zloty	5,489	10/15/25	UBS AG	18

U.S. Dollar	992	Poland Zloty	3,602	10/15/25	UBS AG	1

U.S. Dollar	3,491	Poland Zloty	12,573	10/15/25	UBS AG	33

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	256	Poland Zloty	929	10/15/25	UBS AG	$0 [1]

U.S. Dollar	586	Poland Zloty	2,140	10/15/25	UBS AG	(3)

U.S. Dollar	291	Sweden Krona	2,730	10/01/25	UBS AG	1

U.S. Dollar	961	Sweden Krona	9,014	10/01/25	UBS AG	3

U.S. Dollar	1	Sweden Krona	9	10/01/25	UBS AG	0 [1]

U.S. Dollar	0	Sweden Krona	3	10/15/25	UBS AG	0 [1]

U.S. Dollar	1,171	Sweden Krona	10,950	10/15/25	UBS AG	7

U.S. Dollar	1,638	Sweden Krona	15,211	10/15/25	UBS AG	20

U.S. Dollar	2,392	Sweden Krona	22,333	10/15/25	UBS AG	18

U.S. Dollar	1,641	Sweden Krona	15,146	10/15/25	UBS AG	31

U.S. Dollar	1,250	Sweden Krona	11,753	10/15/25	UBS AG	1

U.S. Dollar	867	Sweden Krona	8,129	10/15/25	UBS AG	2

U.S. Dollar	505	Sweden Krona	4,711	10/15/25	UBS AG	4

U.S. Dollar	186	Sweden Krona	1,741	10/15/25	UBS AG	1

U.S. Dollar	100,752	Singapore Dollar	129,953	10/01/25	UBS AG	1

U.S. Dollar	94	Singapore Dollar	121	10/02/25	UBS AG	(0)[1]

U.S. Dollar	159	Singapore Dollar	204	10/15/25	UBS AG	1

U.S. Dollar	100,107	Singapore Dollar	128,174	10/15/25	UBS AG	621

U.S. Dollar	41	Singapore Dollar	52	10/15/25	UBS AG	0 [1]

U.S. Dollar	384	Singapore Dollar	492	10/15/25	UBS AG	2

U.S. Dollar	13	Singapore Dollar	17	10/15/25	UBS AG	0 [1]

U.S. Dollar	100,361	Singapore Dollar	128,964	10/15/25	UBS AG	262

U.S. Dollar	99,759	Singapore Dollar	128,190	10/15/25	UBS AG	261

U.S. Dollar	1	Singapore Dollar	1	10/15/25	UBS AG	0 [1]

U.S. Dollar	100,077	Singapore Dollar	128,525	10/15/25	UBS AG	319

U.S. Dollar	100,393	Singapore Dollar	128,509	11/19/25	UBS AG	384

U.S. Dollar	100,852	Singapore Dollar	129,875	11/19/25	UBS AG	(220)

U.S. Dollar	100,272	Singapore Dollar	128,697	11/19/25	UBS AG	117

U.S. Dollar	200,862	Taiwan Dollar	6,100,046	12/17/25	UBS AG	(430)

U.S. Dollar	160	Taiwan Dollar	4,860	12/17/25	UBS AG	(0)[1]

U.S. Dollar	716	Taiwan Dollar	21,459	12/17/25	UBS AG	8

U.S. Dollar	542	Taiwan Dollar	16,450	12/17/25	UBS AG	(1)

U.S. Dollar	99	Taiwan Dollar	3,020	12/17/25	UBS AG	(1)

U.S. Dollar	65	Taiwan Dollar	1,982	12/17/25	UBS AG	(0)[1]

U.S. Dollar	1,260	Taiwan Dollar	38,325	12/17/25	UBS AG	(5)

U.S. Dollar	1,285	Taiwan Dollar	38,641	12/17/25	UBS AG	10

U.S. Dollar	848	Taiwan Dollar	25,403	12/17/25	UBS AG	10

U.S. Dollar	816	Taiwan Dollar	24,675	12/17/25	UBS AG	2

U.S. Dollar	485	Taiwan Dollar	14,532	12/17/25	UBS AG	5

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation

U.S. Dollar	454	Taiwan Dollar	13,784	12/17/25	UBS AG	$(1)

U.S. Dollar	414	Taiwan Dollar	12,450	12/17/25	UBS AG	3

U.S. Dollar	310	Taiwan Dollar	9,233	12/17/25	UBS AG	5

U.S. Dollar	124	Taiwan Dollar	3,771	12/17/25	UBS AG	(0)[1]

U.S. Dollar	104	Taiwan Dollar	3,156	12/17/25	UBS AG	(0)[1]

U.S. Dollar	83,333	Taiwan Dollar	2,537,523	12/17/25	UBS AG	(402)

U.S. Dollar	16,667	Taiwan Dollar	507,542	12/17/25	UBS AG	(81)

U.S. Dollar	89	Taiwan Dollar	2,692	12/17/25	UBS AG	0 [1]

U.S. Dollar	1,942	South Africa Rand	33,564	10/01/25	UBS AG	(1)

U.S. Dollar	2,116	South Africa Rand	36,459	10/02/25	UBS AG	5

U.S. Dollar	2	South Africa Rand	35	10/02/25	UBS AG	0 [1]

U.S. Dollar	1,943	South Africa Rand	33,529	10/15/25	UBS AG	3

U.S. Dollar	748	South Africa Rand	13,283	10/15/25	UBS AG	(20)

U.S. Dollar	504	South Africa Rand	8,782	10/15/25	UBS AG	(4)

U.S. Dollar	68	South Africa Rand	1,180	10/15/25	UBS AG	(0)[1]

U.S. Dollar	1,100	South Africa Rand	19,176	10/15/25	UBS AG	(9)

U.S. Dollar	350	South Africa Rand	6,087	10/15/25	UBS AG	(2)

U.S. Dollar	1,536	South Africa Rand	26,715	10/15/25	UBS AG	(9)

U.S. Dollar	741	South Africa Rand	13,143	10/15/25	UBS AG	(19)

U.S. Dollar	334	South Africa Rand	5,807	10/15/25	UBS AG	(2)

U.S. Dollar	311	South Africa Rand	5,401	10/15/25	UBS AG	(2)

U.S. Dollar	1,966	South Africa Rand	34,436	10/15/25	UBS AG	(26)

U.S. Dollar	1,287	South Africa Rand	22,605	10/15/25	UBS AG	(21)

U.S. Dollar	3,526	South Africa Rand	61,777	10/15/25	UBS AG	(47)

					Total	$27,913

[1]	Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Open Forward Commodity Exchange Contracts [1]
Settlement Date	Deliver	In Exchange For	Counterparty		Unrealized Appreciation (Depreciation)

10/13/25	LME Copper 75 tonnes Grade A copper	United States Dollar $726,434	JPMorgan Chase		$41,749

10/13/25	United States Dollar $729,601	LME Copper 75 tonnes Grade A copper	JPMorgan Chase		(38,583)

11/17/25	LME Copper 50 tonnes Grade A copper	United States Dollar $490,484	JPMorgan Chase		22,418

11/17/25	United States Dollar $496,420	LME Copper 50 tonnes Grade A copper	JPMorgan Chase		(16,481)

12/15/25	LME Copper 25 tonnes Grade A copper	United States Dollar $258,940	JPMorgan Chase		(2,154)

12/15/25	United States Dollar $256,610	LME Copper 25 tonnes Grade A copper	JPMorgan Chase		(176)

				Total	$6,773

[1]	Investments are held by AMG Systematica Subsidiary Fund II and are non-deliverable contracts that are settled with the counterparty in cash.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Short-Term Investments

Repurchase Agreements	—	$4,459,000	—	$4,459,000

Total Investments in Securities	—	$4,459,000	—	$4,459,000

Financial Derivative Instruments - Assets

Commodity Futures Contracts	$152,316	—	—	$152,316

Equity Futures Contracts	99,450	—	—	99,450

Forward Commodity Exchange Contracts	—	$64,167	—	64,167

Forward Foreign Currency Exchange Contracts	—	57,879	—	57,879

Interest Rate Futures Contracts	18,278	—	—	18,278

Financial Derivative Instruments - Liabilities

Commodity Futures Contracts	(6,189)	—	—	(6,189)

Equity Futures Contracts	(9,055)	—	—	(9,055)

Forward Commodity Exchange Contracts	—	(57,394)	—	(57,394)

Forward Foreign Currency Exchange Contracts	—	(29,966)	—	(29,966)

Interest Rate Futures Contracts	(17,740)	—	—	(17,740)

Total Financial Derivative Instruments	$237,060	$34,686	—	$271,746

For the fiscal period ended September 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at September 30, 2025:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity	Unrealized appreciation on futures contracts[1]	$152,316	Unrealized depreciation on futures contracts[1]	$6,189

Equity	Unrealized appreciation on futures contracts[1]	99,450	Unrealized depreciation on futures contracts[1]	9,055

Commodity	Unrealized appreciation on forward commodity exchange contracts[1]	64,167	Unrealized depreciation on forward commodity exchange contracts[1]	57,394

Currency	Unrealized appreciation on forward foreign currency contracts	57,879	Unrealized depreciation on forward foreign currency contracts	29,966

Interest rate	Unrealized appreciation on futures contracts[1]	18,278	Unrealized depreciation on futures contracts[1]	17,740

	Totals	$392,090		$120,344

For the fiscal period ended September 30, 2025, the effect of derivative instruments on the Consolidated Statement of Operations and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Operations Location	Realized Gain/(Loss)	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Commodity	Net realized gain (loss) on futures contracts	$(8,814)	Net change in unrealized appreciation/ depreciation on futures contracts	$146,127

Equity	Net realized gain (loss) on futures contracts	691,323	Net change in unrealized appreciation/ depreciation on futures contracts	90,395

Commodity	Net realized gain (loss) on forward commodity exchange contracts	(7,325)	Net change in unrealized appreciation/ depreciation on commodity exchange contracts	6,773

Currency	Net realized gain (loss) on forward foreign currency exchange contracts	24,870	Net change in unrealized appreciation/ depreciation on futures contracts	27,913

Interest rate	Net realized gain (loss) on futures contracts	(201,391)	Net change in unrealized appreciation/ depreciation on futures contracts	538

	Totals	$498,663		$271,746

1 The AMG Systematica Trend-Enhanced Markets Fund had cash deposits with the futures and forward commodity exchange contracts broker of $2,192,903.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities September 30, 2025

	AMG Systematica Managed Futures Strategy Fund	AMG Systematica Trend-Enhanced Markets Fund

Assets:

Repurchase Agreements at value[1]	$4,076,000	$4,459,000

Cash	266	796

Cash deposits for futures and forward commodity exchange contracts	1,480,257	2,192,903

Cash deposits for forward foreign currency exchange contracts	50,000	—

Unrealized appreciation on futures contracts	263,813	270,044

Unrealized appreciation on forward foreign currency exchange contracts	51,858	57,879

Unrealized appreciation on forward commodity exchange contracts	—	64,167

Interest receivables	436	478

Receivable from affiliate	14,556	23,263

Deferred offering costs	—	60,729

Prepaid expenses and other assets	2,750	2,643

Total assets	5,939,936	7,131,902

Liabilities:

Unrealized depreciation on futures contracts	31,836	32,984

Unrealized depreciation on forward foreign currency exchange contracts	26,352	29,966

Unrealized depreciation on forward commodity exchange contracts	—	57,394

Payable to Affiliate	—	70,740

Accrued expenses:

Investment advisory and management fees	5,514	6,527

Administrative fees	689	816

Other	100,854	79,444

Total liabilities	165,245	277,871

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$5,774,691	$6,854,031

[1] Repurchase Agreements at cost	$4,076,000	$4,459,000

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (continued)

	AMG Systematica Managed Futures Strategy Fund	AMG Systematica Trend-Enhanced Markets Fund

Net Assets Represent:

Paid-in capital	$6,085,492	$5,995,218

Total distributable earnings (loss)	(310,801)	858,813

Net Assets	$5,774,691	$6,854,031

Class N:

Net Assets	$45,764	$57,120

Shares outstanding	5,000	5,000

Net asset value, offering and redemption price per share	$9.15	$11.42

Class I:

Net Assets	$45,764	$57,120

Shares outstanding	5,000	5,000

Net asset value, offering and redemption price per share	$9.15	$11.42

Class Z:

Net Assets	$5,683,163	$6,739,791

Shares outstanding	620,954	590,000

Net asset value, offering and redemption price per share	$9.15	$11.42

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Operations For the period ended September 30, 2025

	AMG Systematica Managed Futures Strategy Fund	AMG Systematica Trend-Enhanced Markets Fund[1]

Investment Income:

Interest income	$233,133	$119,435

Total investment income	233,133	119,435

Expenses:

Investment advisory and management fees	70,152	38,220

Administrative fees	8,769	4,778

Distribution fees - Class N	110	63

Professional fees	87,979	54,297

Amortization of offering costs	81,207	61,064

Custodian fees	37,048	18,465

Reports to shareholders	13,334	8,195

Registration fees	4,389	1,535

Trustee fees and expenses	485	269

Transfer agent fees	133	106

Organizational costs	—	34,735

Miscellaneous	3,393	2,547

Total expenses before offsets	306,999	224,274

Expense reimbursements	(225,040)	(179,689)

Fee waiver	(16,957)	(10,775)

Administrative fees waiver	(428)	(203)

Distribution fees waiver - Class N	(110)	(63)

Net expenses	64,464	33,544

Net investment income	168,669	85,891

Net Realized and Unrealized Gain (Loss):

Net realized gain on forward foreign currency exchange contracts	10,642	24,870

Net realized gain (loss) on futures contracts	(501,268)	481,118

Net realized loss on foreign currency transactions	(14,637)	(2,976)

Net realized loss on forward commodity exchange contracts	(54,548)	(7,325)

Net change in unrealized appreciation/depreciation on futures contracts	151,220	237,060

Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(24,347)	27,913

Net change in unrealized appreciation/depreciation forward commodity exchange contracts	15,377	6,773

Net change in unrealized appreciation/depreciation on foreign currency translations	(6,297)	707

Net realized and unrealized gain (loss)	(423,858)	768,140

Net increase (decrease) in net assets resulting from operations	$(255,189)	$854,031

1 Commencement of operations was March 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statements of Changes in Net Assets For the fiscal year ended September 30, 2025 and the period ended September 30, 2024

	AMG Systematica Managed Futures Strategy Fund		AMG Systematica Trend-Enhanced Markets Fund

	2025	2024[1]	2025[2]

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$168,669	$89,886	$85,891

Net realized gain (loss) on investments	(559,811)	(474,285)	495,687

Net change in unrealized appreciation/depreciation on investments	135,953	118,242	272,453

Net increase (decrease) in net assets resulting from operations	(255,189)	(266,157)	854,031

Capital Share Transactions:[3]

Net increase (decrease) from capital share transactions	(3,963)	6,300,000	$6,000,000

Total increase (decrease) in net assets	(259,152)	6,033,843	6,854,031

Net Assets:

Beginning of year	6,033,843	—	—

End of year	$5,774,691	$6,033,843	$6,854,031

1 Commencement of operations was May 1, 2024.

2 Commencement of operations was March 31, 2025.

3 See Note 1(h) in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal year ended September 30,	For the fiscal period ended September 30,

Class N	2025	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.27	0.15

Net realized and unrealized loss on investments	(0.68)	(0.59)

Total loss from investment operations	(0.41)	(0.44)

Net Asset Value, End of Period	$9.15	$9.56

Total Return[3,4]	(4.29)%	(4.40)%[5]

Ratio of net expenses to average net assets	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	5.77%	10.96%[6,8]

Ratio of net investment income to average net assets[3]	3.03%	3.61%[6]

Portfolio turnover[9]	0%	0%[5]

Net assets end of period (000’s) omitted	$46	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal year ended September 30,	For the fiscal period ended September 30,

Class I	2025	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.27	0.15

Net realized and unrealized loss on investments	(0.68)	(0.59)

Total loss from investment operations	(0.41)	(0.44)

Net Asset Value, End of Period	$9.15	$9.56

Total Return[3,4]	(4.29)%	(0.44)%[5]

Ratio of net expenses to average net assets	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	5.52%	10.71%[6,8]

Ratio of net investment income to average net assets[3]	3.03%	3.61%[6]

Portfolio turnover[9]	0%	0%[5]

Net assets end of period (000’s) omitted	$46	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal year ended September 30,	For the fiscal period ended September 30,

Class Z	2025	2024[1]

Net Asset Value, Beginning of Period	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.27	0.15

Net realized and unrealized loss on investments	(0.68)	(0.59)

Total loss from investment operations	(0.41)	(0.44)

Net Asset Value, End of Period	$9.15	$9.56

Total Return[3,4]	(4.29)%	(4.40)%[5]

Ratio of net expenses to average net assets	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	5.52%	10.71%[6,8]

Ratio of net investment income to average net assets[3]	3.03%	3.61%[6]

Portfolio turnover[9]	0%	0%[5]

Net assets end of period (000’s) omitted	$5,683	$5,938

[1]	Commencement of operations was May 1, 2024.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of audit fees and organizational costs.

[9]	There were no long-term transactions.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended September 30,

Class N	2025[1]

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.14

Net realized and unrealized gain on investments	1.28

Total income from investment operations	1.42

Net Asset Value, End of Period	$11.42

Total Return[3,4]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]

Ratio of gross expenses to average net assets[7]	6.30%[6,8]

Ratio of net investment income to average net assets[3]	2.82%[6]

Portfolio turnover[9]	0%[5]

Net assets end of period (000’s) omitted	$57

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended September 30,

Class I	2025[1]

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.14

Net realized and unrealized gain on investments	1.28

Total income from investment operations	1.42

Net Asset Value, End of Period	$11.42

Total Return[3,4]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]

Ratio of gross expenses to average net assets[7]	6.05%[6,8]

Ratio of net investment income to average net assets[3]	2.82%[6]

Portfolio turnover[9]	0%[5]

Net assets end of period (000’s) omitted	$57

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended September 30,

Class Z	2025[1]

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.14

Net realized and unrealized gain on investments	1.28

Total income from investment operations	1.42

Net Asset Value, End of Period	$11.42

Total Return[3,4]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]

Ratio of gross expenses to average net assets[7]	6.05%[6,8]

Ratio of net investment income to average net assets[3]	2.82%[6]

Portfolio turnover[9]	0%[5]

Net assets end of period (000’s) omitted	$6,740

[1]	Commencement of operations was March 31, 2025.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of audit fees and organizational costs.

[9]	There were no long-term transactions.

The accompanying notes are an integral part of these consolidated financial statements.

Notes to Consolidated Financial Statements September 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Systematica Managed Futures Strategy Fund (“Managed Futures Strategy”) and AMG Systematica Trend-Enhanced Markets Fund (“Trend-Enhanced Markets”), each a “Fund” and collectively, the “Funds”. Trend-Enhanced Markets commenced operations on March 31, 2025 and commenced investment operations on April 1, 2025, in which Trend-Enhanced Markets began investing in securities and incurring operating expenses on April 1, 2025.

Each Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified.

The Funds’ consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements:

a. BASIS OF CONSOLIDATION

The accompanying consolidated financial statements of Managed Futures Strategy include the accounts of AMG Systematica Subsidiary Fund I (the “Managed Futures Strategy Subsidiary”), which is a wholly-owned subsidiary of Managed Futures Strategy and organized under the laws of the Cayman Islands. The accompanying consolidated financial statements of Trend-Enhanced Markets include the accounts of AMG Systematica Subsidiary Fund II (the “Trend-Enhanced Subsidiary”), which is a wholly-owned subsidiary of Trend-Enhanced Markets and organized under the laws of the Cayman Islands. The Managed Futures Strategy Subsidiary and the Trend-Enhanced Subsidiary are each referred to as a “Subsidiary” and collectively as the “Subsidiaries”.

Managed Futures Strategy and Trend-Enhanced Markets may each invest up to 25% of their total assets to their respective Subsidiary. The Subsidiaries serve as investment vehicles for Managed Futures Strategy and Trend-Enhanced Markets to respectively invest in certain types of commodity-linked derivative instruments.

Intercompany accounts and transactions have been eliminated.

At September 30, 2025, the Managed Futures Strategy Subsidiary’s net assets were $804,322 or 13.9% of Managed Futures Strategy’s net assets. The Trend-Enhanced Subsidiary’s net assets were $778,686 or 11.4% of Trend-Enhanced Markets’ net assets.

b. VALUATION OF INVESTMENTS

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Forward commodity exchange contracts traded on the London Mercantile Exchange, which do not have significant trading volume, may be valued using a commodity futures contract price if the commodity forward exchange contract and commodity futures contract have similar terms (i.e., same maturity date, strike price and underlying commodity asset).

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds value foreign currency forward contracts using market-based inputs, including current spot exchange rates and forward points between the two currencies.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the

Notes to Consolidated Financial Statements (continued)

differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., forward foreign currency exchange contracts, forward commodity exchange contracts, debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

c. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

d. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

e. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to adjustments for the controlled foreign corporation for Managed Futures Strategy and tax treatment of non-deductible offering costs for Trend-Enhanced Markets. Temporary differences are primarily due to mark to market of open forward and futures contracts for both funds and their respective controlled foreign corporations.

As of September 30, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Managed Futures Strategy	Trend-Enhanced Markets

Capital loss carryforward	$419,253	—

Undistributed ordinary income	71,041	$495,749

Undistributed long-term capital gains	—	332,152

At September 30, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation on investments and derivatives for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Managed Futures Strategy	$4,076,000	$57,646	$(20,235)	$37,411

Trend-Enhanced Markets	4,459,000	101,678	(70,766)	30,912

f. FEDERAL TAXES

Managed Futures Strategy currently qualifies and Trend-Enhanced Markets also intends to qualify as an investment company and both funds intend to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of September 30, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ consolidated financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Notes to Consolidated Financial Statements (continued)

Each Subsidiary is classified as a “controlled foreign corporation” under Subchapter N of the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of a Subsidiary cannot be deducted by the applicable Fund in the current period nor carried forward by the Subsidiary to offset taxable income in future periods.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Funds did not pay any federal or state and local income taxes. The Funds also did not pay any income taxes in foreign jurisdictions during the fiscal year*.

*Trend-Enhanced Markets commenced investment operations April 1, 2025.

g. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the following fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Managed Futures Strategy	$177,909	$241,344	$419,253

As of September 30, 2025, Trend-Enhanced Markets had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended September 30, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

h. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended September 30, 2025 and September 30, 2024, the capital stock transactions by class for the Funds were as follows:

		Managed			Trend-Enhanced
		Futures Strategy			Markets

	September 30, 2025		September 30, 2024[1]		September 30, 2025[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	5,000	$50,000	5,000	$50,000

Class I:

Shares sold	—	—	5,000	$50,000	5,000	$50,000

Class Z:

Shares sold	—	—	621,381	$6,200,000	590,000	$5,900,000

Shares redeemed	(427)	$(3,963)	—	—	—	—

Net increase (decrease)	(427)	$(3,963)	621,381	$6,200,000	590,000	$5,900,000

[1]	Commencement of operations was May 1, 2024.

[2]	Commencement of operations was March 31, 2025.

At September 30, 2025, certain affiliated or unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Managed Futures Strategy - one affiliated shareholder owns 95.1% and Trend-Enhanced Markets - one affiliated shareholder owns 100%. Transactions by these shareholders may have a material impact on the Funds.

i. REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements (“Repurchase Agreements”) for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At September 30, 2025, the market value of Repurchase Agreements outstanding for Managed Futures Strategy and Trend-Enhanced Markets was $4,076,000 and $4,459,000, respectively.

Notes to Consolidated Financial Statements (continued)

j. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

k. ORGANIZATIONAL AND OFFERING COSTS

All of Managed Futures Strategy’s offering costs were deferred and were amortized on the straight-line method over a period of one year from the commencement of operations. For the fiscal year ended September 30, 2025, Managed Futures Strategy expensed $81,207 of offering costs.

The Investment Manager paid organizational costs of $34,735 and offering costs of $121,793 on behalf of Trend-Enhanced Markets amounting to $156,528, which will be repaid by Trend-Enhanced Markets for the full amount thereof. Organizational costs were expensed in full during the fiscal period ended September 30, 2025. All offering costs were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations. Trend-Enhanced Markets expensed $61,064 of offering costs during the fiscal period ended September 30, 2025. The amount of organizational and offering costs owed by the Funds to the Investment Manager is reflected as Payable to Affiliate on the Consolidated Statement of Assets and Liabilities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust, on behalf of such Fund, its Subsidiary and the Investment Manager, entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to such Fund and Subsidiary and is responsible for such Fund’s and Subsidiary’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and the Subsidiaries and monitors the subadviser’s investment performance, security holdings and investment strategies. Systematica Investments Limited, acting as general partner of Systematica Investments LP (“Systematica”), serves as subadviser to the Funds and the Subsidiaries pursuant to subadvisory agreements with the Investment Manager. Each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (together with Systematica, the “Systematica Group”) serves as sub-subadviser to the Funds and the Subsidiaries pursuant to sub-subadvisory agreements with Systematica. The Funds’ investment portfolios are managed by the Systematica Group.

Investment management fees are paid directly by the Funds and the Subsidiaries to the Investment Manager based on average daily net assets of the Funds and the Subsidiaries. For the fiscal year ended September 30, 2025, Managed Futures Strategy and Managed Futures Strategy Subsidiary paid an investment management fee at the annual rate of 1.20% of the average daily net assets of Managed Futures Strategy and Managed Futures Strategy Subsidiary. For the fiscal period ended September 30, 2025, Trend-Enhanced Markets and Trend-Enhanced Subsidiary paid an investment management fee at the annual rate of 1.20% of the average daily net assets of Trend-Enhanced Markets and Trend-Enhanced Subsidiary. Effective December 6, 2024, the Investment Manager has contractually agreed, through February 1, 2026, to waive the management fee payable by Managed Futures Strategy and Managed Futures Strategy Subsidiary by 0.30%, from 1.20% to 0.90%. The Investment Manager has contractually agreed, through February 19, 2026, to waive the management fee payable by Trend-Enhanced Markets and Trend-Enhanced Subsidiary by 0.30%, from 1.20% to 0.90%.

The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive from each Fund in an amount equal to the investment management fee paid to the Investment Manager by such Fund’s Subsidiary. For the fiscal year ended September 30, 2025, the Investment Manager waived investment management fees payable by Managed Futures Strategy and Trend-Enhanced Markets in the amount of $16,957 and $10,775, respectively. The fee paid to Systematica for its services as subadviser is paid out of the fee the Investment Manager receives from the Funds and the Subsidiaries, and the fee paid to each sub-subadviser is paid out of the fee that Systematica receives from the Investment Manager. These fees do not increase the expenses of the Funds or the Subsidiaries.

The Investment Manager has contractually agreed, through at least February 1, 2026 for Managed Futures Strategy and February 1, 2027 for Trend-Enhanced Markets, to waive management fees and/or pay or reimburse the Funds’ and/or the Subsidiaries’ expenses in order to limit the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Funds and the Subsidiaries (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds and the Subsidiaries in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Funds or the Subsidiaries, provided that such repayment would not cause the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Funds or the Subsidiaries.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

Notes to Consolidated Financial Statements (continued)

For the fiscal year ended September 30, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Managed Futures Strategy	$225,040	—

Trend-Enhanced Markets	179,689	—

At September 30, 2025, the Funds’ expiration of reimbursements subject to recoupment are as follows:

Expiration Period	Managed Futures Strategy	Trend-Enhanced Markets

1-2 years	$424,749	—

2-3 years	225,040	$179,689

Total	$649,789	$179,689

The Trust, on behalf of the Funds, and the Subsidiaries have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ and the Subsidiaries’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ and the Subsidiaries’ operations, including administration and shareholder services to the Funds and the Subsidiaries. The Funds and the Subsidiaries each pay a fee to the Administrator at the rate of 0.15% per annum of the Funds’ and the Subsidiaries’ average daily net assets for this service. The Administrator has agreed to waive the portion of the administrative fee that the Administrator otherwise would have been entitled to receive from each Fund in an amount equal to the administrative fee paid to the Administrator by such Fund’s Subsidiary. For the fiscal year ended September 30, 2025, the Administrator waived administrative fees payable by Managed Futures Strategy and Trend-Enhanced Markets in the amount of $428 and $203, respectively.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. Effective May 1, 2024 for Managed Futures Strategy and April 1, 2025 for Trend-Enhanced Markets, the Distributor has agreed to voluntarily waive the 12b-1 fees attributable to Class N shares of each Fund for so long as the only investors in such class are entities affiliated with the Distributor.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended September 30, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Managed Futures Strategy

Class N	0.15%	0.00%

Class I	0.10%	0.00%

Trend-Enhanced Markets

Class N	0.15%	0.00%

Class I	0.10%	0.00%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Consolidated Statement of Operations as interest income and interest expense, respectively. At September 30, 2025, the Funds had no interfund loans outstanding. The Funds did not lend or borrow during the fiscal year ended September 30, 2025.

Notes to Consolidated Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

There were no purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended September 30, 2025.

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended September 30, 2025.

4. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Consolidated Statement of Operations.

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. By investing in a Subsidiary, each Fund is exposed to the risks associated with such Subsidiary’s investments. References to investments of the Funds and risks of investing in the Funds include underlying investments of the Subsidiaries and risks associated therewith. Please refer to the Funds’ current prospectuses for additional information about the Funds’ principal risks.

Management Risk: The Systematica Group’s investment process, techniques and analyses may not achieve their desired results and the securities or other financial instruments selected for the Funds may result in returns that are inconsistent with the Funds’ investment objective. In addition, in the event of the death, incapacity, departure, insolvency or withdrawal of any key individuals, the performance of the Funds may be adversely affected.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversified Fund Risk: The Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, Managed Futures Strategy currently qualifies and Trend-Enhanced Markets intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Analytical Model Risk: Each Fund’s investment strategy depends upon the reliability, accuracy and analyses on systematic trading models, which are analytical models. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and errors or issues in the construction and implementation of the models (including, but not limited to, input or design issues, software issues and other technological issues). There is no guarantee that the Systematica Group’s use of these models will result in effective investment decisions for a Fund. To the extent that such models (or the assumptions underlying them) contain an error, are input or designed incorrectly, or are incorrect or incomplete, a Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the assumptions embedded in the models with oversight from the investment team. To the extent that the judgment or assumptions are incorrect with respect to any investment, a Fund can suffer substantial losses. From time to time the Systematica Group may exercise discretion over trading orders. Such discretion may cause a Fund to incur losses or cause a Fund to forego profits which it may have otherwise earned had such discretion not been used.

The model’s computerized trading systems rely on the ability of the Systematica Group’s personnel to accurately process such systems’ outputs and to use the proper trading orders to execute the transactions called for by the systems. In addition, the model is highly dependent on the proper functioning of its internal computer systems. The Systematica Group systems are accordingly subject to human errors and any defects, failures, inaccuracies or interruptions of such systems could disrupt trading or make trading impossible until such failure is remedied. Any such failure, and consequential inability to trade, could cause a Fund to experience significant trading losses or to miss opportunities for profitable trading.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Leverage Risk: Borrowing and some derivative investments such as futures and forward commitment transactions may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Short Position Risk: The Funds will incur a loss from a short position if the value of the reference instrument increases after the time the Funds entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Funds’ losses. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Forward and Futures Contract Risk: The successful use of forward and futures contracts will depend upon the Systematica Group’s skill and experience with

Notes to Consolidated Financial Statements (continued)

respect to such instruments and are subject to special risk considerations. Entering into forward or futures contracts involves all of the risks generally associated with entering into derivatives. However, the primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Funds and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Systematica Group’s inability to predict correctly the direction of commodity and/or securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements, and it may have to sell at a time when it is disadvantageous to do so; (vii) the possibility that the Funds may be delayed or prevented from recovering margin or other amounts deposited with a counterparty (including a futures commission merchant or clearinghouse); (viii) the possibility that position or trading limits will preclude the Systematica Group from taking positions in certain futures contracts on behalf of the Funds; and (ix) the risks typically associated with foreign investments to the extent the Funds invest in derivatives traded on markets outside the United States.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Subsidiary Risk: By investing in a Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that a Subsidiary’s investments will contribute favorably to the applicable Fund’s returns. The Subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Funds’ prospectuses and could adversely affect the Funds, such as by reducing the Funds’ investment returns. A Fund’s ability to invest in a Subsidiary will potentially be limited by such Fund’s intention to qualify as a regulated investment company, and might adversely affect such Fund’s ability to so qualify.

Commodities Exposure Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The Funds’ ability to invest in commodity-linked derivative instruments may be limited by the Funds’ intention to qualify as regulated investment companies, and could adversely affect the Funds’ ability to so qualify.

Tax Risk: Each Fund intends to elect to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” accorded favorable tax treatment under the Code. The Funds’ investments in commodities or commodity-related investments can be limited by the Funds’ intention to qualify as regulated investment companies, and can limit the Funds’ ability to so qualify.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of such Fund.

High Portfolio Turnover Risk: The Funds’ portfolio turnover excludes transactions related to forward and futures contracts in accordance with regulatory requirements. If such transactions were included, the Funds’ portfolio turnover may be higher. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Consolidated Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Consolidated Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Consolidated Schedule of Portfolio Investments.

For the fiscal year ended September 30, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

	Managed Futures Strategy	Trend-Enhanced Markets

Forward Foreign Currency Exchange Contracts

Average U.S. Dollar notional value	$9,880,215	$9,388,097

Financial Futures Contracts

Average number of contracts bought	149	139

Average number of contracts sold	105	97

Average notional value of contracts bought	$13,049,770	$16,391,207

Average notional value of contracts sold	$7,901,393	$5,904,469

Forward Commodity Exchange Contracts

Average U.S. Dollar notional value	$1,368,698	$2,525,426

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may enter into forward foreign currency exchange contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward foreign currency exchange contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

As of September 30, 2025, Managed Futures Strategy had unrealized appreciation on open forward foreign currency exchange contracts of $51,858 and unrealized depreciation on open forward foreign currency exchange contracts of $26,352, and Trend-Enhanced Markets had unrealized appreciation on open forward foreign currency exchange contracts of $57,879 and unrealized depreciation on open forward foreign currency exchange contracts of $29,966. As of September 30, 2025, Managed Futures Strategy had cash collateral deposited in a segregated account with the Fund’s custodian of $50,000. In the event of default by the counterparty, the amount of cash collateral deposited in the segregated account will be returned to Managed Futures Strategy.

9. FUTURES CONTRACTS AND FORWARD COMMODITY EXCHANGE CONTRACTS

The Funds may utilize futures contracts, including futures contracts in global equity and fixed-income securities, commodities, interest rate futures contracts, forward foreign currency futures exchange contracts, forward commodity exchange contracts and commodities indices (including broad-based security indices), for any purpose, including for investment purposes and for hedging purposes. There are certain risks associated with futures contracts and forward commodity exchange contracts including that prices may not move as expected and/or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract or forward commodity exchange contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by a Fund depending on the fluctuations in the value of the futures contracts or forward commodity exchange contracts and the value of cash or securities on deposit with the futures broker. A Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to such Fund. A Fund pays or receives variation margin periodically. As of September 30, 2025, Managed Futures Strategy had total equity in the futures account of $1,712,234, which consists of cash deposited with the futures broker of $1,480,257, and net unrealized appreciation on open futures contracts of $231,977, and Trend-Enhanced Markets had total equity in the futures account of $2,436,736, which consists of cash deposited with the futures broker of $2,192,903 and net unrealized appreciation on open futures and forward commodity exchange contracts of $243,833.

Variation margin on futures contracts and forward commodity exchange contracts is recorded as unrealized appreciation or depreciation until the futures contract or forward commodity exchange contract is closed or expired. A Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation / (depreciation) on futures contracts or forward commodity exchange contracts until the contracts are closed, when they are recorded as realized gain / (loss) on futures contracts or forward commodity exchange contracts.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for repurchase agreements and derivatives contracts, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Consolidated Statement of Assets and Liabilities. For derivative transactions see Notes 7, 8 and 9.

Notes to Consolidated Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements, forward foreign currency exchange contracts and forward commodity exchange contracts that are subject to a master netting agreement as of September 30, 2025:

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Managed Futures Strategy

UBS AG	$51,858	$(26,352)	$25,506	—	$25,506

Fixed Income Clearing Corp.	4,076,000	—	4,076,000	$(4,076,000)	—

Total	$4,127,858	$(26,352)	$4,101,506	$(4,076,000)	$25,506

Trend-Enhanced Markets

JPMorgan Chase	$64,167	$(57,394)	$6,773	—	$6,773

UBS AG	57,879	(29,966)	27,913	—	27,913

Fixed Income Clearing Corp.	4,459,000	—	4,459,000	$(4,459,000)	—

Total	$4,581,046	$(87,360)	$4,493,686	$(4,459,000)	$34,686

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of (Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net (Liability) Balance	Collateral Received	Net Amount

Managed Futures Strategy

UBS AG	$(26,352)	$26,352	—	—	—

Trend-Enhanced Markets

JPMorgan Chase	$(57,394)	$57,394	—	—	—

UBS AG	(29,966)	29,966	—	—	—

Total	$(87,360)	$87,360	—	—	—

11. RECENT ACCOUNTING UPDATE PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has evaluated the impact of the ASU. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ consolidated financial statements which require an additional disclosure in or adjustment of the Funds’ consolidated financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and Shareholders of AMG Systematica Managed Futures Strategy Fund and AMG Systematica Trend-Enhanced Markets Fund

Opinions on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, of each of the funds listed in the table below (two of the funds constituting AMG Funds I, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related consolidated statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated in the table below (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Consolidated statement of operations	Consolidated statements of changes in net assets	Consolidated financial highlights

AMG Systematica Managed Futures Strategy Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period May 1, 2024 (commencement of operations) through September 30, 2024

AMG Systematica Trend-Enhanced Markets Fund	For the period March 31, 2025 (commencement of operations) through September 30, 2025

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2025

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG Systematica Managed Futures Strategy Fund and AMG Systematica Trend-Enhanced Markets Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematica Managed Futures Strategy Fund and AMG Systematica Trend-Enhanced Markets Fund hereby designate $0 and $0, respectively, as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended September 30, 2025, is reflected as “Trustee fees and expenses” on the Consolidated Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended September 30, 2025.

Trustee fees and expenses

AMG Systematica Managed Futures Strategy Fund	$485

AMG Systematica Trend-Enhanced Markets Fund	269

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Systematica Managed Futures Strategy Fund and AMG Systematica Subsidiary Fund I: Approval of Fund Management Agreement, Subadvisory Agreements, and Sub-Subadvisory Agreements on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Systematica Managed Futures Strategy Fund (the “Fund”) and AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of the Fund (the “Subsidiary”) (the “Fund Management Agreement”); (ii) the Subadvisory Agreement with respect to each of the Fund and the Subsidiary, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with Systematica Investments Limited, acting as general partner of Systematica Investments LP (the “Subadviser”); and (iii) the Sub-Subadvisory Agreement with respect to each of the Fund and the Subsidiary, as amended at any time prior to the date of the meeting (collectively, the “Sub-Subadvisory Agreements”) with each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (each, a “Sub-Subadviser”). (For the remainder of this disclosure, the term “Fund” includes the Subsidiary, the term “Systematica” refers collectively to the Subadviser and the Sub-Subadvisers, and the term “Systematica Agreements” refers collectively to the Subadvisory Agreements and the Sub-Subadvisory Agreements.) The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Fund Management Agreement and the Systematica Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and Systematica, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Fund Management Agreement and the Systematica Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Fund Management Agreement and the Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by Systematica of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Fund Management Agreement and supervising Systematica, the Investment Manager: performs periodic detailed analyses and reviews of the performance by Systematica of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of Systematica’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of Systematica and other information regarding Systematica, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of Systematica responsible for performing

Systematica’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of Systematica and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of Systematica; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Systematica Agreement and annual consideration of such agreements thereafter; prepares recommendations with respect to the continued retention of Systematica or the replacement of Systematica, including at the request of the Board; identifies potential successors to, or replacements of, Systematica or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Fund Management Agreement and applicable law. The Trustees noted the affiliation of Systematica with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Fund Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund and to contractually waive, from December 6, 2024 through at least February 1, 2026, the management fee payable by the Fund by 0.30%. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to Systematica’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and Systematica’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Systematica with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by Systematica in the past; (b) the qualifications and experience of Systematica’s personnel; and (c) Systematica’s compliance program. The Trustees also took into account the financial condition of Systematica with respect to its ability to provide the services required under each Systematica Agreement. The Trustees also considered Systematica’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as Systematica’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring Systematica’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the period from the Fund’s inception on May 1, 2024 through March 31, 2025, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the ICE BofAML U.S. 3-Month Treasury Bill Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also considered that the Fund recently commenced operations and has a relatively limited performance history. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted that the Subadviser and certain affiliates of both the Subadviser and the Investment Manager have entered into a revenue and expense sharing agreement that includes terms related to the revenue and expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact of profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Fund Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund and to contractually waive, from December 6, 2024 through at least February 1, 2026, the management fee payable by the Fund by 0.30%. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Fund Management Agreement and supervising Systematica. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because Systematica is an affiliate of the Investment Manager, a portion of Systematica’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee and, in turn, the sub-subadvisory fees are paid by the Subadviser. The Trustees also took into account management’s discussion of the subadvisory and sub-subadvisory fee structure, and the services Systematica provides in performing its functions under the Systematica Agreements. Based on the foregoing, the Trustees concluded that the profitability to Systematica is reasonable and that Systematica is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager (i) has contractually agreed, through February 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.40% and (ii) has contractually agreed, from December 6, 2024 through at least February 1, 2026, to waive the management fee payable by the Fund by 0.30%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and Systematica (which is an

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

affiliate of the Investment Manager), the foregoing expense limitation and management fee waiver and the considerations noted above with respect to the Investment Manager and Systematica, the Fund’s advisory, subadvisory, and sub-subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Fund Management Agreement and each Systematica Agreement: (a) the Investment Manager and Systematica have demonstrated that they possess the capability and resources to perform the duties required of them under the Fund Management Agreement and the Systematica Agreements and (b) the Investment Manager and Systematica maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Fund Management Agreement and each Systematica Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Fund Management Agreement and Systematica Agreements for the Fund.

Approval of Amendment to Fund Management Agreement, Subadvisory Agreements, and Sub-Subadvisory Agreements with Respect to AMG Systematica Trend-Enhanced Markets Fund and AMG Systematica Subsidiary Fund II

At an in-person meeting held on December 5, 2024, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds I (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Fund Management Agreement (the “Fund Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG Systematica Trend-Enhanced Markets Fund, a new series of the Trust (the “New Fund”), and AMG Systematica Subsidiary Fund II, a wholly owned subsidiary of the New Fund (the “Subsidiary”); a Subadvisory Agreement between the Investment Manager and Systematica Investments Limited,

acting as general partner of Systematica Investments LP (the “Subadviser”) relating to the New Fund (the “New Fund Subadvisory Agreement”); a Subadvisory Agreement between the Investment Manager and the Subadviser relating to the Subsidiary (together with the New Fund Subadvisory Agreement, the “Subadvisory Agreements”); Sub-Subadvisory Agreements between the Subadviser and each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (each a “Sub-Subadviser”) with respect to the New Fund (each a “New Fund Sub-Subadvisory Agreement”); and Sub-Subadvisory Agreements between the Subadviser and each Sub-Subadviser with respect to the Subsidiary (together with the New Fund Sub-Subadvisory Agreements, the “Sub-Subadvisory Agreements”). (The Subadviser and the Sub-Subadvisers are collectively referred to as the “Systematica Group,” the Fund Management Agreement, the Subadvisory Agreements, and the Sub-Subadvisory Agreements are collectively referred to as the “New Fund Agreements”, and for the remainder of this appendix, “New Fund” includes the Subsidiary except where otherwise noted.) The Independent Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the New Fund and the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager, and the Systematica Group provided in connection with meetings of the Board held on September 12, 2024 and December 5, 2024, including fee and expense information for an appropriate peer group of similar mutual funds for the New Fund (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and the Systematica Group under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of AMG Systematica Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”), which has the same investment adviser, subadviser, sub-subadvisers, and investment team as the New Fund, as well as other products managed by the Systematica Group. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Fund Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of December 5, 2024, consisted of 36 funds, the quality of the performance of the Investment Manager’s duties under the Fund Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of the Systematica Group; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Fund Management Agreement and supervising the Systematica Group, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by the Systematica Group of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of the Systematica Group’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of the Systematica Group and other information regarding the Systematica Group, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of the Systematica Group responsible for performing the Systematica Group’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of the Systematica Group and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

matters, with representatives of the Systematica Group; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and Sub-Subadvisory Agreements and, after an initial two-year period, annual consideration of such agreements; prepare recommendations with respect to the continued retention of the Systematica Group or the replacement of the Systematica Group, including at the request of the Board; identify potential successors to, or replacements of, the Systematica Group or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Fund Management Agreement and applicable law. The Trustees noted the affiliation of the Systematica Group with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Fund Management Agreement and noted that, as of October 31, 2024, the Investment Manager had approximately $19.8 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by the Subadviser under the Subadvisory Agreements and each Sub-Subadviser under the Sub-Subadvisory Agreements, the Trustees evaluated, among other things: (a) the expected services to be rendered by the Subadviser and each Sub-Subadviser to the New Fund; (b) the qualifications and experience of the Systematica Group personnel; and (c) the Systematica Group compliance program. The Trustees also took into account the financial condition of the Systematica Group with respect to its ability to provide the services required under the Subadvisory Agreements and Sub-Subadvisory Agreements and noted that, as of September 30, 2024, the Systematica Group managed approximately $14 billion in assets. The Trustees also considered the Systematica Group’s risk management processes.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding the Systematica Group’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at the Systematica Group that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the New Fund is proposed to be managed by the same team that manages the Managed Futures Strategy Fund, which includes the Systematica Group’s Founder and Chief Executive Officer, its Co-Chief Investment Officers, and four of its Product Managers. The Trustees also took into account presentations made at the September 12, 2024 and December 5, 2024 Board meetings by representatives from the Systematica Group regarding its trend-following and long-only strategies.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the Managed Futures Strategy Fund and other products managed by the Systematica Group.

ADVISORY FEES, FUND EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee to be charged by the Investment Manager for managing the New Fund, the Trustees noted that the Investment Manager, and not the New Fund, will be responsible for paying the fees charged by the Subadviser, and, in turn, the Subadviser will be responsible for paying the fees charged by each Sub-Subadviser, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that the

Investment Manager would indirectly benefit from compensation received by the Systematica Group because the Investment Manager and the Systematica Group are affiliated. The Trustees also noted that the Subadviser and certain affiliates of both the Subadviser and the Investment Manager intend to enter into a revenue and expense sharing agreement that includes terms related to the revenue and expenses of the New Fund. The Trustees noted that the New Fund’s proposed combined advisory and administration fees were higher than the mean for the New Fund’s Peer Group and that the anticipated total gross expenses for the New Fund’s first fiscal year were higher than the Peer Group mean, measured as of September 30, 2024. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least February 1, 2027, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the New Fund to the annual rate of 1.40% of the New Fund’s average daily net assets, noting that the anticipated net expenses of the New Fund were lower than the mean for the New Fund’s Peer Group with respect to Class I and Class Z of the New Fund and higher than the mean with respect to Class N. The Trustees noted that these expense comparison figures did not reflect the Investment Manager’s agreement to also waive 0.30% of the New Fund’s management fee for at least the first year of the New Fund’s operations, which would further reduce the New Fund’s net expense ratios. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Systematica Group and the considerations noted above with respect to the Investment Manager and the Systematica Group, the New Fund’s advisory fees, subadvisory fees, and sub-subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by the Investment Manager and its affiliates attributable to managing the New Fund; the cost of providing such

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

services; the significant risks undertaken as Investment Manager and sponsor of the New Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

In considering the anticipated profitability of the Systematica Group with respect to the provision of subadvisory and sub-subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding the Systematica Group’s organization, management and financial stability. The Trustees noted that, because the Systematica Group is an affiliate of the Investment Manager, a portion of the Systematica Group’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee and that the sub-subadvisory fees are to be paid by the Subadviser out of its subadvisory fee. The Trustees also took into account management’s discussion of the services the Subadviser and each Sub-Subadviser is expected to provide in performing its functions under the Subadvisory Agreements and the Sub-Subadvisory Agreements, respectively. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. Based on the foregoing, the Trustees concluded that the profitability to the Systematica Group is expected to be reasonable and that, since the New Fund does not currently have any assets, the Systematica Group is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, the Systematica Group may realize economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and the Systematica Group have demonstrated that they possess the capability and resources to perform the duties required of them under the Fund Management Agreement, the Subadvisory Agreements, and the Sub-Subadvisory Agreements; (b) the Systematica Group’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) the Systematica Group is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and the Systematica Group maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on December 5, 2024, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Systematica Investments Limited,

acting as general partner of Systematica

Investments LP.

First Floor, 29 Esplanade

St Helier, Jersey, JE2 3QA

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	093025	AR092

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 8, 2025